File No. 811-01028
File No. 2-17613

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

Form N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X

Pre-Effective Amendment No. ____
Post-Effective Amendment No. 132

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X

Amendment No. 132

IVY FUNDS

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Shawnee Mission, Kansas 66202-4200

(Address of Principal Executive Office) (Zip Code)

Registrant's Telephone Number, including Area Code (913) 236-2000

Kristen A. Richards, P. O. Box 29217, Shawnee Mission, Kansas 66201-9217

(Name and Address of Agent for Service)

It is proposed that this filing will become effective
_____	immediately upon filing pursuant to paragraph (b)
__X__	on April 30, 2005 pursuant to paragraph (b)
_____	60 days after filing pursuant to paragraph (a)(1)
_____	on (date) pursuant to paragraph (a)(1)
_____	75 days after filing pursuant to paragraph (a)(2)
_____	on (date) pursuant to paragraph (a)(2) of Rule 485
_____	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

DECLARATION REQUIRED BY RULE 24f-2(a)(1)

         The issuer has registered an indefinite amount of its securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1). Notice for the Registrant's fiscal year ended March 31, 2004 was filed on June 24, 2004.

Prospectus
 APRIL 30, 2005

IVY CASH RESERVES FUND

The Securities and Exchange Commission has not approved
or disapproved the Funds' securities, or determined whether
this Prospectus is accurate or adequate. It is a criminal offense to state otherwise.

CONTENTS

3   AN OVERVIEW OF THE FUND

6   ADDITIONAL INFORMATION ABOUT
              PRINCIPAL INVESTMENT STRATEGIES
              AND RISKS

6           Principal Strategies

6           Principal Risks

7   YOUR ACCOUNT

8           Buying Shares

8           Selling Shares

11         Exchange Privileges

14         Distributions and Taxes

16   THE MANAGEMENT OF THE FUND

16          Portfolio Management

16          Management Fee

17          FINANCIAL HIGHLIGHTS

AN OVERVIEW OF THE FUND

Ivy Cash Reserves Fund

         seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

GOAL

Principal Strategies

Ivy Cash Reserves Fund invests in money market instruments maturing within thirteen months or less and maintains a portfolio with a dollar-weighted average maturity of 90 days or less.

The Fund's emphasis on securities with relatively short term maturities is designed to enable the Fund to maintain a constant net asset value (NAV) of $1.00 per share.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Among the types of money market instruments that are likely to be included in the Fund's portfolio are:

  debt securities issued or guaranteed by the U.S. Government obligations of domestic banks and savings and loans associations (including certificates of deposit and banker's acceptances)
  high quality commercial paper
  high quality short term corporate notes, bonds and debentures short term repurchase agreements involving U.S. Government securities

Principal Risks of Investing in the Fund

The main risks to which Ivy Cash Reserves Fund is exposed in carrying out its investment strategies are the following:

  Management Risk - Securities selected for the Fund may not perform as well as securities held by other money market funds
  Market Risk - An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
  Interest Rate and Maturity Risk - Many of the Fund's portfolio holdings are susceptible to decline in a rising interest rate environment. The risk is more acute for debt securities with longer maturities.
  Credit Risk - The issuers of the Fund's portfolio holdings could fail to meet their obligations on interest payments and/or principal repayments, which could cause the Fund to lose money.

Who May Want to Invest

Ivy Cash Reserves Fund may be appropriate for investors seeking a combination of current income and stability of capital.

PERFORMANCE

Ivy Cash Reserves Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing the Fund's average annual total returns for the periods shown.

The bar chart presents the average annual total return for Class A shares.

The performance table shows average annual total returns for each class.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements, if any. If those arrangements had not been in place, the performance results would have been lower.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Ivy web site at www.ivyfunds.com for more current performance information.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year

1995	4.80%
1996	4.47%
1997	4.60%
1998	4.51%
1999	4.16%
2000	5.37%
2001	3.12%
2002	0.78%
2003	0.33%
2004	0.59%

In the period shown in the chart, the highest quarterly return was 1.42% (the third and fourth quarter of 2000) and the lowest quarterly return was 0.07% (the third and fourth quarters of 2003 and the first quarter of 2004). As of December 31, 2004, the Class A 7-day yield was equal to 1.32%. Yields are compiled by annualizing the average daily dividend per share during the time period for which the yield is presented.

Average Annual Total Returns
as of December 31, 2004	1 Year	5 years	10 Years (or Life of Class)

Class A	0.59%	2.04%	3.33%
Class B (began on 01-05-1996)	0.59%	2.08%	3.22%
Class C (began on 04-30-1996)	0.59%	2.08%	3.09%

FEES AND EXPENSES

Ivy Cash Reserves Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
(fees paid directly from your investment)	Class A Shares	Class B Shares	Class C Shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of lesser of amount invested or redemption value)[1]	None	None	None
Redemption fee/exchange fee (as a percentage of amount redeemed, if applicable)[2]	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)	Class A Shares	Class B Shares	Class C Shares

Management Fees	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	1.96%	1.92%	3.51%
Total Annual Fund Operating Expenses	2.36%	2.32%	3.91%
Expenses Reimbursed[3]	1.11%	1.07%	2.66%
Net Fund Operating Expenses	1.25%	1.25%	1.25%

1   No contingent deferred sales charge (CDSC) applies to your purchase of Fund shares. However, Class B and Class C shares are available only by exchange of the same Class of shares of another Fund in the Ivy Funds. Any CDSC applicable to the Ivy Fund that was exchanged will carry over to your investment in Cash Reserves Fund and will be assessed when you redeem your Fund shares (depending on how much time has elapsed since your original purchase date).

2   If you choose your redemption proceeds by Federal Funds wire, a $10 wire fee will be charged to your account.

3  Ivy Investment Management Company (IICO) (formerly, Waddell & Reed Ivy Investment Company) has contractually agreed to reimburse the Fund's expenses for the fiscal year ending December 31, 2004, to the extent necessary to ensure that the Fund's Annual Fund operating Expenses, when calculated at the Fund level, do not exceed 0.85% of the Fund's average net assets. For each of the following seven years, IICO has contractually agreed to ensure that these expenses do not exceed 1.25% of the Fund's average net assets.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed at end of period:*	1 Year	3 Years	5 Years	10 Years

Class A Shares	$127	$397	$686	$1,848
Class B Shares	$527	$697	$786	$1,836
Class C Shares	$127	$397	$686	$2,304

If shares are not redeemed at end of period:	1 Year	3 Years	5 Years	10 Years

Class A Shares	$127	$397	$686	$1,848
Class B Shares	$127	$397	$686	$1,836
Class C Shares	$127	$397	$686	$2,304

*   Class B and Class C shares are only available by exchange of the same Class of shares of another Fund in the Ivy Funds, and therefore are subject to any CDSC applicable to those shares (depending on how much time has elapsed since your original purchase date).

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Principal Strategies

The Fund seeks to achieve its investment objective of as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short term debt securities. The Fund's debt investments are required to present minimal credit risk and be included in one of the two highest short term rating categories that apply to debt securities. By purchasing these types of securities, the Fund expects to maintain a constant net asset value of $1.00 per share (although there is no guarantee that the Fund's efforts will be successful). The Fund's portfolio is actively monitored on a daily basis to maintain competitive yields.

You will find more information about the Fund's permitted investments and strategies, as well as the restrictions that apply to them, in its Statement of Additional Information (SAI).

Principal Risks

General market risk: As with any mutual fund, the value of fund investments and the income they generate will vary daily and generally reflect market conditions, interest rates and other issuer-specific, political or economic developments.

Debt securities, in general: Investing in debt securities involves both interest rate and credit risk. The value of debt instruments generally increase as interest rates decline. Conversely, rising interest rates tend to cause the value of debt securities to decrease. The Fund's portfolio is therefore susceptible to losses in a rising interest rate environment. The market value of debt securities also tends to vary according to the relative financial condition of the issuer. Bonds with longer maturities tend to be more volatile than bonds with shorter maturities.

The value of the Fund's investments and the income it generates will vary from day to day, generally reflecting changes in interest rates, market conditions and other company and economic news. Performance will also depend on IICO's skill in selecting investments.

YOUR ACCOUNT

The Fund is closed to new shareholders. Current shareholders may continue to exchange their shares of Ivy Cash Reserves Fund for shares of the same class of any fund within the Ivy Family of Funds. Before exchanging into another fund within the Ivy Family of Funds, please obtain that fund's prospectus. You can obtain a prospectus by telephoning Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, at 800-777-6472 or on our website, www.ivyfunds.com. Current shareholders of a class of Ivy Cash Reserves Fund may also continue to exchange their shares of a non-money market fund within the Ivy Family of Funds for shares of the same class of Ivy Cash Reserves Fund. Class A shareholders may also purchase additional Class A shares.

Contingent Deferred Sales Charge. Ivy Cash Reserves Fund does not assess a CDSC on purchases of shares. The following information about CDSC applies to the other Funds in the Ivy Family of Funds, and to shares of Ivy Cash Reserves Fund acquired by exchange of shares from another Fund in the Ivy Family of Funds that had been subject to a CDSC. For Ivy Cash Reserves shares acquired by such an exchange, the time period for the CDSC will continue to run.

A CDSC may be assessed against your redemption amount of Class B or Class C shares and paid to IFDI, as further described below. The purpose of the CDSC is to compensate IFDI for the costs incurred by it in connection with the sale of the non-money market fund's Class B or Class C shares. The CDSC will not be imposed on shares representing payment of dividends or other distributions and will be assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in NAV above the initial purchase price. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares in order to determine the applicable CDSC, if any, all payments during a month are totaled and deemed to have been made on the first day of the month.

Class B shares are not subject to an initial sales charge when you buy them. However, you may pay a CDSC if you sell your Class B shares within six years of their purchase, based on the table below.
CDSC on Shares Sold Within Year	As % of Amount Subject to Charge

1	5.0%
2	4.0%
3	3.0%
4	3.0%
5	2.0%
6	1.0%
7+	0.0%

In the table, a year is a 12-month period. In order to determine the applicable CDSC, if any, all purchases are considered to have been made on the first day of the month in which the purchase was made.

For example, if a shareholder opens an account on May 10, 2005 , then redeems all Class B shares on May 8, 2006, the shareholder will pay a CDSC of 4%, the rate applicable to redemptions made within the second year of purchase.

The Fund will redeem your Class B shares at their NAV next calculated after receipt of a written request for redemption in good order, subject to the CDSC identified above.

Class C shares are not subject to an initial sales charge when you buy them, but if you sell your Class C shares within twelve months after purchase, you will pay a 1% CDSC, which will be applied to the lesser of amount invested or redemption value of the shares redeemed. For purposes of the CDSC, purchases of Class C shares within a month will be considered as being purchased on the first day of the month.

To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund assumes that a redemption is made first of shares not subject to a CDSC (including shares which represent reinvested dividends and distributions), and then of shares that represent the lowest sales charge.

Unless instructed otherwise, the Fund, when requested to redeem a specific dollar amount, will redeem additional shares of the applicable class that are equal in value to the CDSC. For example, should you request a $1,000 redemption and the applicable CDSC is $27, the Fund will redeem shares having an aggregate NAV of $1,027, absent different instructions. The shares redeemed for payment of the CDSC are not subject to a CDSC.

Buying shares

The offering price of a share (the price to buy one share of a particular class) is the next NAV calculated per share of that class. In the calculation of the Fund's NAV, short-term debt securities are valued at amortized cost, which approximates market value.

The Fund is open for business every day the New York Stock Exchange (NYSE) is open. The Fund normally calculates its NAV as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Fund may be priced at the close of the regular session of any other securities exchange on which that instrument is traded.

When you place an order to purchase or exchange shares, your order, if accepted, will be processed at the next offering price calculated after your order is received in proper form by the Fund or its authorized agent. Note the following:

  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. Neither cash nor post-dated checks will be accepted.
  If you buy shares by check, and then sell those shares by any method other than by exchange to another fund in the Ivy Family of Funds, the payment may be delayed for up to ten (10) days from the date of purchase to ensure that your previous investment has cleared.
  Your order will receive the offering price next calculated after the order has been received in proper form. Therefore, if your order is received in proper form before 4:00 p.m. Eastern time on a day in which the NYSE is open, you should generally receive that day's offering price. If your order is received in proper form after 4:00 p.m. Eastern time, you will receive the offering price as calculated as of the close of business of the NYSE on the next business day.

IFDI reserves the right to reject any purchase orders, including purchases by exchange, and it and the Funds reserve the right to discontinue offering Fund shares for purchase.

Selling Shares

You can arrange to take money out of your Fund account at any time by selling (redeeming) some or all of your shares.

The redemption price (price to sell one share of a particular class of the Fund) is the NAV per share of that Fund class, subject to any applicable CDSC.

By mail: Complete an Account Service Request form, available from your financial advisor, or write a letter of instruction with:

  the name on the account registration
  the Fund's name
  the account number
  the dollar amount or number, and the class, of shares to be redeemed any other applicable requirements listed in the table below

Deliver the form or your letter to:

Ivy Client Services
c/o Waddell & Reed Services Company
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217

Unless otherwise instructed, a check will be sent to the address on the account. For your protection, the address of record must not have been changed within 30 days prior to your redemption request.

By telephone: If you hold Class A shares of Ivy Cash Reserves Fund, and have elected this method in your application or by subsequent authorization, call 800-777-6472 or fax your request to 800-532-2749 and give your instructions to redeem your shares. Shareholders that qualify for wire redemptions may receive a deposit to their predesignated bank account by wire (requires a $1,000 minimum redemption amount and a $10 per transaction wire fee). If you hold Class A, B or C shares of the Fund, and have elected this method in your application or by subsequent authorization, call 800-777-6472, or fax your request to 800-532-2749, and give your instructions to redeem your shares via ACH. You may also request a redemption by check to the address on the account (provided the address has not been changed within the last 30 days).

For your protection, banking information must be established on your account for a minimum of 30 days before either a wire redemption or ACH redemption will be processed. Requests by telephone can only be accepted for amounts up to $50,000.

By internet: You need to have selected the internet option on your Account Application. Once your request for this option has been processed (which may take up to 10 days), you may place your redemption order at www.ivyfunds.com. For your protection, your redemption proceeds will be mailed to your address of record, which may not have been changed within 30 days prior to your redemption request. Requests via the internet can only be accepted for amounts up to $50,000.

To sell Class A shares of the Fund by check: If you have elected this method in your application or by subsequent authorization, the Fund will provide you with checks drawn on UMB Bank, n.a. You may make these checks payable to the order of any payee in any amount of $250 or more.

When you place an order to sell shares, your shares will be sold at the next NAV calculated, subject to any applicable CDSC, after receipt of a written request for redemption in good order by Ivy Client Services (on behalf of Waddell & Reed Services Company) or other authorized Fund agent at the address listed above. Note the following:

  If more than one person owns the shares, each owner must sign the written request.
  Redemptions may be suspended or payment dates postponed on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission.
  Payment is normally made in cash, although under extraordinary conditions redemptions may be made in portfolio securities when the Fund's Board of Trustees determines that conditions exist making cash payments undesirable. A Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.
  The Fund will be deemed to have received your order to sell shares when the Fund has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form. Therefore, if your order is received in proper form before 4:00 p.m. Eastern time on a day on which the NYSE is open, you should generally receive that day's offering price. If your order is received in proper form after 4:00 p.m. Eastern time, you will receive the offering price as calculated as of the close of business of the NYSE on the next business day.

Special Requirements for Selling Shares
Account Type	Special Requirements
Individual or Joint Tenant	The written instructions must be signed by all persons required to sign for transactions, exactly as their names appear on the account.
Sole Proprietorship	The written instructions must be signed by the individual owner of the business.
UGMA, UTMA	The custodian must sign the written instructions indicating capacity as custodian.
Retirement Account	The written instructions must be signed by a properly authorized person.
Trust	The trustee must sign the written instructions indicating capacity as trustee. If the trustee's name is not in the account registration, provide a currently certified copy of the trust document.
Business or Organization	At least one person authorized by corporate resolution to act on the account must sign the written instructions.
Conservator, Guardian or Other Fiduciary	The written instructions must be signed by the person properly authorized by court order to act in the particular fiduciary capacity.

A Fund may require a signature guarantee in certain situations such as:

  a redemption request made by a corporation, partnership or fiduciary a redemption request made by someone other than the owner of record the check is made payable to someone other than the owner of record

This requirement is to protect you and the Fund from fraud. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.

The Fund reserves the right to redeem at NAV all of your Fund shares in your account if the aggregate NAV of those shares is less than $250. The Fund will give you sixty (60) days notice. These redemptions will not be subject to a CDSC. The Fund may charge a fee of $1.75 per month on all accounts with a NAV of less than $250, except for retirement plan accounts. The Fund will not apply its redemption right to individual retirement plan accounts or to accounts which have an aggregate NAV of less than $250 due to market forces.

Telephone Transactions

The Fund and its agents will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. Waddell & Reed Services Company (WRSCO), the Fund's transfer agent, will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If WRSCO fails to do so, WRSCO may be liable for losses due to unauthorized or fraudulent instructions. Current procedures relating to instructions communicated by telephone include tape recording instructions, requiring personal identification and providing written confirmations of transactions effected pursuant to such instructions.

Shareholder Services

We provide a variety of services to help you manage your account.

Personal Service

Your local financial advisor is available to provide personal service. Additionally, a toll-free call, 800-777-6472, connects you to a Client Services Representative or our automated customer telephone service. During normal business hours, our Client Services staff is available to answer your questions or update your account records. At almost any time of the day or night, you may access your account information from a touch-tone phone, or from our web site, www.ivyfunds.com, to:

  obtain information about your accounts
  obtain price information about other funds in the Ivy Family of Funds obtain a Fund's current prospectus
  request duplicate statements
  transact certain account activity, including exchange privileges and redemption of shares

Reports

Statements and reports sent to you include the following:

  confirmation statements (after every purchase, other than those purchases made through Automatic Investment Service, and after every exchange, transfer or redemption)
  year-to-date statements (quarterly)
  annual and semiannual reports to shareholders (every six months)

To avoid sending duplicate copies of materials to households and thereby reduce expenses, only one copy of the most recent prospectus, annual and semiannual reports of the Fund may be mailed to Shareholders having the same last name and address in the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. You may call the telephone number listed for Client Services if you need additional copies.

Exchange Privileges

You may sell your shares of Ivy Cash Reserves Fund and buy shares of the same Class of another Fund in the Ivy Family of Funds. However, exchanges of Class A shares from Ivy Cash Reserves Fund are subject to any sales charge applicable to the Fund being exchanged into, unless the Ivy Cash Reserves Fund shares were previously acquired by an exchange from Class A shares of another Ivy Fund for which a sales charge was paid.

You may sell your shares of another Fund in the Ivy Family of Funds and buy shares of the same class of Ivy Cash Reserves Fund for shareholders with an existing Ivy Cash Reserves Fund account only. However, for exchanges of Class B and Class C shares from another Fund in the Ivy Family of Funds that had been subject to a CDSC, the time period for the CDSC will continue to run.

You may exchange only into Funds that are legally permitted for sale in your state of residence. Currently, each fund within the Ivy Family of Funds may only be sold within the United States and the Commonwealth of Puerto Rico, except that Ivy Cundill Global Value Fund, Ivy Global Natural Resources Fund and Ivy Pacific Opportunities Fund are not eligible for sale in the Commonwealth of Puerto Rico.

Important Exchange Information

  You must exchange into the same share class you currently own (except that in certain circumstances you may exchange Class A shares of Ivy Cash Reserves Fund for Class B or Class C shares of any of the Funds in the Ivy Family of Funds).
  Exchanges are considered taxable events and may result in a capital gain or a capital loss for tax purposes.

Before exchanging into another fund within the Ivy Family of Funds, please read that fund's prospectus. You can obtain a prospectus by telephoning IFDI at 800-777-6472 or on our website, www.ivyfunds.com.

How to Exchange

By mail: Send your written exchange request to Ivy Client Services at the address listed under "Selling Shares."

By telephone: Call IFDI at 800-777-6472 to authorize an exchange transaction. To process your exchange order by telephone, you must have telephone exchange privileges on your account. IFDI employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or IFDI may be liable for any losses due to unauthorized or fraudulent telephone instructions.

By internet: You will be allowed to exchange by internet if (1) you can provide proper identification information; and (2) you have established the internet trading option.

Market Timing Policy

The Funds are intended for long-term investment purposes. The Funds will take steps to seek to deter frequent purchases and redemptions in Fund shares (market timing activities). Market timing activities, especially those involving large dollar amounts, may disrupt portfolio investment management and may increase expenses and negatively impact investment returns for all Fund shareholders, including long-term shareholders. Market timing activities may also increase the expenses of WRSCO and/or IFDI, thereby indirectly affecting the Fund's shareholders.

Certain Funds may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Fund invests a significant portion of its assets in foreign securities, the Fund may be susceptible to a time zone arbitrage strategy in which investors seek to take advantage of Fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Fund shares. A Fund that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as price arbitrage). Price arbitrage is more likely to occur in a Fund that invests a significant portion of its assets in municipal obligations, such as Ivy Municipal Bond Fund, or that invests a significant portion of its assets in high-yield fixed income securities, such as Ivy High Income Fund.

To discourage market timing activities by investors, the Funds' Board of Directors or Board of Trustees has adopted a market timing policy and has approved the procedures of the Funds' transfer agent, WRSCO, for implementing this policy. WRSCO's procedures reflect the criteria that it has developed for purposes of identifying trading activity in Fund shares that may be indicative of market timing activities and outline how it will monitor transactions in Fund shares. In its monitoring of trading activity in Fund shares, on a periodic basis, WRSCO typically reviews Fund share transactions that exceed certain monetary thresholds and/or numerical transaction limits within a particular time period. In its attempt to identify market timing activities, WRSCO considers many factors, including (but not limited to) the frequency, size and/or timing of the investor's transactions in Fund shares. As an additional step, WRSCO reviews internal monthly reporting of a Fund's overall redemption activity in relation to average assets and purchases within the period. If WRSCO identifies what it believes to be market timing activities, WRSCO and/or IFDI will, for clients of Waddell & Reed (including those shareholders that do not utilize any financial intermediary), send a letter to the shareholder to state that we are suspending exchange privileges and will refuse to accept additional purchases in the account. For trading via the NSCC we will, if possible, place a trading block on our system at a dealer-branch level or, if that cannot be accomplished, we will contact the associated broker-dealers and request that they block further trading. The letter will inform the shareholder that he/she may request the reinstatement of exchange privileges and the ability to make additional investments, after a prescribed period of time. In exercising any of the foregoing rights, WRSCO will consider the trading history of accounts under common ownership or control within any of the Waddell & Reed and/or Ivy Funds. For this purpose, transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group and may be rejected in whole or in part. Transactions placed in violation of a Fund's market timing policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

A Fund seeks to apply its market timing policy consistently to all shareholders and prospective investors. Although the Funds, IFDI and WRSCO make efforts to monitor for market timing activities and will seek the assistance of financial intermediaries through which Fund shares are purchased or held, the Funds cannot always identify or detect excessive trading that may be facilitated by financial intermediaries or that are difficult to identify when effected through omnibus accounts maintained by those intermediaries because the intermediary maintains the underlying shareholder account. Under these circumstances, the Fund cannot identify transactions by underlying investors. Accordingly, there can be no assurance that the Funds will be able to eliminate all market timing activities.

Due to the complexity and subjectivity involved in identifying market timing activities and the volume of shareholder transactions that WRSCO processes, there can be no assurance that the Fund's and WRSCO's policies and procedures will identify all trades or trading practices that may be considered market timing activity. WRSCO may modify its procedures for implementing the Funds' market timing policy and/or its monitoring criteria at any time without prior notice. The Fund, WRSCO and/or IFDI shall not be liable for any loss resulting from rejected purchase orders or exchanges.

A Fund's market timing policy, in conjunction with the use of fair value pricing and application of the redemption fee, is intended to reduce a shareholder's ability to engage in market timing activities, although there can be no assurance that a Fund will eliminate market timing activities.

Automatic Transactions for Class A, Class B and Class C Shareholders

Systematic Withdrawal Plan lets you set up ongoing monthly, quarterly, semiannual or annual redemptions from your account.

Certain restrictions and fees imposed by the plan custodian may also apply for retirement accounts. Speak with your financial advisor for more information.

Regular Investment Plans
Funds Plus Service
To move money from Ivy Cash Reserves Fund Class A to a Fund whether in the same or a different class
Minimum Amount	Frequency
$100 (per Fund)	Monthly

Distributions and Taxes

Distributions

The Fund distributes substantially all of its net investment income and net capital gains to its shareholders each year.

Usually, the Fund declares dividends from net investment income daily and pays them monthly. Net capital gains ordinarily are distributed by the Fund in December. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

Distribution Options. When you opened your account, you should have specified on your application how you want to receive your distributions. The Fund offers two options:

1.   Share Payment Option. Your dividends, capital gains and other distributions with respect to a class will be automatically paid in additional shares of the same class of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

2.   Cash Option. You will be sent a check for your dividends, capital gains and other distributions if the total distribution is equal to or greater than five dollars. If the distribution is less than five dollars, it will be automatically paid in additional shares of the same class of the Fund.

For retirement accounts, all distributions are automatically paid in additional shares.

Taxes

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a retirement account or other tax-advantaged savings plan (or you are not otherwise exempt from income tax), you should be aware of the following tax implications:

Taxes on distributions. You may be subject to tax as a result of income generated at the Fund level, to the extent the Fund makes actual or deemed distributions of such income to you. Dividends from the Fund's investment company taxable income (which includes net short-term capital gains and net gains from certain foreign currency transactions), if any, generally are taxable to you as ordinary income whether received in cash or paid in additional Fund shares, unless such dividends are "qualified dividend income" eligible for the reduced rate of tax on long-term capital gains, as described below. Distributions of the Fund's net capital gains (the excess of net long-term capital gains over net short-term capital loss), when designated as such, are taxable to you as long-term capital gains, whether received in cash or paid in additional Fund shares and regardless of the length of time you have owned your shares. For Federal income tax purposes, long-term capital gains generally are taxed at a maximum rate of 15% for noncorporate shareholders. As a result of changes made by the Jobs and Growth Tax Relief Reconciliation Act of 2003, "qualified dividend income" received by noncorporate shareholders is taxed as net capital gain. The portion of the dividends that the Fund pays which is attributable to qualified dividend income received by the Fund will qualify for such treatment in the hands of noncorporate shareholders of the Fund who satisfy certain holding period requirements with respect to their Fund shares. However, none of the dividends paid by Ivy Cash Reserves Fund are expected to be eligible for treatment as qualified dividend income.

The Fund notifies you after each calendar year-end as to the amounts of dividends and other distributions paid (or deemed paid) to you for that year.

Taxes on transactions. Your redemption of Fund shares will result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares (which normally includes any sales charge paid).

An exchange of Fund shares for shares of any other fund in the Ivy Family of Funds generally will have similar tax consequences. However, special rules apply when you dispose of a Fund's Class A shares through a redemption or exchange within ninety (90) days after your purchase and then reacquire Class A shares of that Fund or acquire Class A shares of another fund in the Ivy Family of Funds without paying a sales charge due to the forty-five (45) day reinvestment privilege or exchange privilege. See "Your Account—Selling Shares." In these cases, any gain on the disposition of the original Class A Fund shares will be increased, or loss decreased, by the amount of the sales charge you paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if you purchase shares of a Fund within thirty (30) days before or after redeeming other shares of the Fund (regardless of class) at a loss, part or all of that loss will not be deductible and will increase the basis of the newly purchased shares.

Withholding. The Fund must withhold a portion of all dividends and capital gains distributions and redemption proceeds payable to individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate is also required from dividends and capital gains distributions payable to shareholders who are otherwise subject to backup withholding.

State and local income taxes. The portion of the dividends the Fund pays that is attributable to interest earned on U.S. Government securities generally is not subject to state and local income taxes, although distributions by any Fund to its shareholders of net realized gains on the sale of those securities are fully subject to those taxes. You should consult your tax adviser to determine the taxability in your state and locality of dividends and other distributions by the Fund.

The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Fund and its shareholders; you will find more information in the SAI. There may be other Federal, state or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

THE MANAGEMENT OF THE FUND

Portfolio Management

The Fund is managed by IICO, subject to the authority of the Board of Trustees of Ivy Funds. IICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. IICO is an SEC-registered investment advisor with approximately $5.3 billion in assets under management as of December 31, 2004. IICO provides business management services and investment advisory services to each of the Funds in Ivy Funds, and provides investment advice to each of the Funds in Ivy Funds, Inc. IICO has served as investment manager to Ivy Funds since December 31, 20021, and to Ivy Funds, Inc. since June 30, 2003. IICO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. Prior to June 30, 2003, Waddell & Reed Investment Management Company (WRIMCO) served as the investment manager for each of the Funds in the Ivy Funds, Inc. On June 30, 2003, WRIMCO assigned the Investment Management Agreement with Ivy Funds, Inc. (formerly W&R Funds, Inc.) to IICO.

Mira Stevovich is primarily responsible for the management of Ivy Cash Reserves Fund. Ms. Stevovich has held her Fund responsibilities since December, 2002. She is Vice President of IICO and WRIMCO, Vice President and Assistant Treasurer of Ivy Funds and Vice President and Assistant Treasurer of other investment companies for which IICO and WRIMCO serve as investment manager. Ms. Stevovich has served as the Portfolio Manager for investment companies managed by WRIMCO since May 1998 and has been an employee of WRIMCO and its predecessor since March 1987. Ms. Stevovich earned a BA degree from Colorado Womens College. She holds an MA degree in Soviet and East European Studies and an MBA degree from the University of Kansas. Ms. Stevovich is a Chartered Financial Analyst.

Other members of IICO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to a Fund's investments.

Management Fee

Like all mutual funds, the Fund pays fees related to its daily operations. Expenses paid out of the Fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

The Fund pays a management fee to IICO for providing investment advice and supervising its investments. The Fund also pays other expenses, which are explained in the SAI.

The management fee is payable by the Fund at the annual rate of 0.40% of net assets.

1Until December 31, 2002, Ivy Management, Inc. (IMI) provided business management services to the Ivy Funds and investment advisory services to the Ivy Funds. On December 31, 2002, IMI, an indirect wholly owned subsidiary of Waddell & Reed Financial, Inc. (Waddell & Reed) and a wholly owned subsidiary of Ivy Acquisition Corporation (IAC), merged with and into IAC, a wholly owned subsidiary of Waddell & Reed. Upon effectiveness of the merger, IAC changed its name to Waddell and Reed Ivy Investment Company (WRIICO), and WRIICO assumed all of IMI's duties with respect to the Ivy Funds. On March 7, 2005, WRIICO changed its name to Ivy Investment Management Company (IICO).

FINANCIAL HIGHLIGHTS

The following information is to help you understand the financial performance of each of the classes of Ivy Cash Reserves Fund for the fiscal periods shown. Certain information reflects financial results for a single Fund share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions.

The information for the Fund has been audited by Deloitte & Touche LLP, whose Report of Independent Registered Public Accounting Firm, along with the Fund's financial statements for the fiscal period ended March 31, 2004 and the semiannual period ended September 30, 2004, are included in the Fund's Annual Report to Shareholders and Semiannual Report to Shareholders, respectively, each of which is incorporated by reference into its Statement of Additional Information. The annual and semiannual reports contain additional performance information and will be made available upon request and without charge.

IVY CASH RESERVES FUND

For a Class A share outstanding throughout each period:

	For the six months ended	For the fiscal period ended	For the Fiscal Year ended December 31,
	9-30-04	3-31-04	2003	2002	2001	2000	1999

Class A Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.00*	0.00*	0.00*	0.01(1)	0.03	0.05	0.04
Less dividends declared	(0.00)*	(0.00)*	(0.00)*	(0.01)	(0.03)	(0.05)	(0.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Class A Ratios/Supplemental Data
Total return	0.24%	0.07%	0.33%	0.78%	3.12%	5.37%	4.16%
Net assets, end of period (in millions)	$5	$6	$6	$15	$13	$20	$19
Ratio of expenses to average net assets including reimbursement	0.85%(2)	0.85%(2)	0.85%	0.88%	0.87%	0.85%	0.88%
Ratio of net investment income to average net assets including reimbursement	0.48%(2)	0.29%(2)	0.35%	0.78%	3.12%	5.38%	4.17%
Ratio of expenses to average net assets excluding reimbursement	2.16%(2)	2.36%(2)	1.80%	1.73%	1.59%	1.52%	1.40%
Ratio of net investment income (loss) to average net assets excluding reimbursement	-0.83%(2)	-1.22%(2)	-0.60%	-0.07%	2.40%	4.71%	3.65%

*Not shown due to rounding.

(1)Based on shares outstanding.

(2)Annualized.

IVY CASH RESERVES FUND

For a Class B share outstanding throughout each period:

	For the six months ended	For the fiscal period ended	For the Fiscal Year ended December 31,
	9-30-04	3-31-04	2003	2002	2001	2000	1999

Class B Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.00*	0.00*	0.00*	0.01(1)	0.03	0.05	0.04
Less dividends declared	(0.00)*	(0.00)*	(0.00)*	(0.01)	(0.03)	(0.05)	(0.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Class B Ratios/Supplemental Data
Total return	0.24%	0.07%	0.36%	0.85%	3.19%	5.35%	4.30%
Net assets, end of period (in millions)	$2	$3	$3	$6	$7	$6	$7
Ratio of expenses to average net assets including reimbursement	0.85%(2)	0.85%(2)	0.83%	0.80%	0.80%	0.87%	0.77%
Ratio of net investment income to average net assets including reimbursement	0.47%(2)	0.29%(2)	0.38%	0.85%	3.19%	5.36%	4.28%
Ratio of expenses to average net assets excluding reimbursement	2.16%(2)	2.32%(2)	1.77%	1.65%	1.52%	1.54%	1.29%
Ratio of net investment income (loss) to average net assets excluding reimbursement	-0.85%(2)	-1.18%(2)	-0.56%	0.00%	2.47%	4.69%	3.76%

*Not shown due to rounding.

(1)Based on shares outstanding.

(2)Annualized.

IVY CASH RESERVES FUND

For a Class C share outstanding throughout each period:

	For the six months ended	For the fiscal period ended	For the Fiscal Year ended December 31,
	9-30-04	3-31-04	2003	2002	2001	2000	1999

Class C Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.00*	0.00*	0.00*	0.01(1)	0.03	0.05	0.04
Less dividends declared	(0.00)*	(0.00)*	(0.00)*	(0.01)	(0.03)	(0.05)	(0.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Class C Ratios/Supplemental Data
Total return	0.24%	0.07%	0.40%	0.74%	3.10%	5.65%	4.14%
Net assets, end of period (in thousands)	$85	$167	$184	$813	$519	$1,975	$372
Ratio of expenses to average net assets including reimbursement	0.85%(2)	0.85%(2)	0.72%	0.84%	0.88%	0.72%	0.87%
Ratio of net investment income to average net assets including reimbursement	0.48%(2)	0.29%(2)	0.52%	0.82%	3.10%	5.51%	4.18%
Ratio of expenses to average net assets excluding reimbursement	2.17%(2)	3.91%(2)	1.66%	1.69%	1.60%	1.39%	1.39%
Ratio of net investment income (loss) to average net assets excluding reimbursement	-0.84%(2)	-2.77%(2)	-0.42%	-0.03%	2.38%	4.84%	3.66%

*Not shown due to rounding.

(1)Based on shares outstanding.

(2)Annualized.

This page for your notes and calculations.

IVY FUNDS

Custodian
UMB Bank, n.a.
928 Grand Boulevard
Kansas City, Missouri 64106

Legal Counsel
Bell, Boyd & Lloyd LLC
Three First National Plaza
70 West Madison Street
Suite 3300
Chicago, Illinois 60602-4207

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
1010 Grand Boulevard
Kansas City, Missouri
64106-2232

Investment Manager
Ivy Investment Management Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
800-777-6472

Distributor
Ivy Funds Distributor, Inc.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
800-777-6472

Transfer Agent
Waddell & Reed
Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
800-777-6472

Accounting Services Agent
Waddell & Reed
Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
800-777-6472

IVY FUNDS

You can get more information about Ivy Cash Reserves Fund in the —

  Statement of Additional Information (SAI), which contains detailed information about the Fund, particularly the investment policies and practices. You may not be aware of important information about the Fund unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).
  Annual and Semiannual Reports to Shareholders, which detail the Fund's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the year covered by the report.

To request a copy of the Fund's current SAI or copies of the most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the Fund or Ivy Funds Distributor, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual reports may also be requested via e-mail at request@waddell.com.

Information about the Fund (including the current SAI and most recent Annual and Semiannual Reports) is available from the SEC's web site at http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public Reference Room in Washington, D.C. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202-942-8090.

The Fund's SEC file number is: 811-01028

IVY FUNDS DISTRIBUTOR, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913-236-2000
800-777-6472

WRP3500(4/05)

Ivy Funds

6300 Lamar Avenue
P.O. Box 29217
Shawnee Mission, Kansas 66201-9217

PRSRT STD
U.S. POSTAGE PAID
WADDELL & REED

WRP3500(4/05)

IVY CASH RESERVES FUND
a Series of

IVY FUNDS

6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913-236-2000
800-777-6472

April 30, 2005

STATEMENT OF ADDITIONAL INFORMATION

         This Statement of Additional Information (the SAI) is not a prospectus. Investors should read this SAI in conjunction with the prospectus of Ivy Cash Reserves Fund (Fund), dated April 30, 2005 (Prospectus), which may be obtained from the Fund or its underwriter, Ivy Funds Distributor, Inc. (IFDI), at the address or telephone number shown above.

         The Financial Statements, including notes thereto, are incorporated herein by reference. They are contained in the Fund's Annual Report to Shareholders, dated March 31, 2004, and its Semiannual Report to Shareholders, dated September 30, 2004, each of which may also be obtained from the Fund or IFDI at the address or telephone number above.

TABLE OF CONTENTS

Fund History
The Fund, Its Investments, Related Risks and Limitations
Management of the Fund
Control Persons and Principal Holders of Securities
Investment Advisory and Other Services
Brokerage Allocation and Other Practices
Proxy Voting Policy
Capitalization and Voting Rights
Purchase, Redemption and Pricing of Shares
Taxation of the Fund
Underwriter
Financial Statements
Appendix A

FUND HISTORY

         Ivy Funds (Trust) was organized as a Massachusetts business trust on December 21, 1983. Prior to July 23, 2003, the Trust was known as Ivy Fund. Ivy Funds, an open-end, diversified management investment company, is comprised of fifteen separate, diversified portfolios. This SAI contains information about one of those portfolios, Ivy Cash Reserves Fund (Fund).

THE FUND, ITS INVESTMENTS, RELATED RISKS AND LIMITATIONS

         The Fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

         This SAI supplements the information contained in the Prospectus and contains more detailed information about the investment strategies and policies the Fund's investment manager, Ivy Investment Management Company (IICO) (formerly, Waddell & Reed Ivy Investment Company), may employ and the types of instruments in which the Fund may invest, in pursuit of the Fund's objectives. A summary of the risks associated with these instrument types and investment practices is included as well.

         IICO might not buy all of these instruments or use all of these techniques, or use them to the full extent permitted by the Fund's investment policies and restrictions. IICO buys an instrument or uses a technique only if it believes that doing so will help the Fund achieve its objectives. See Investment Restrictions and Limitations for a listing of the fundamental and non-fundamental, or operating, policies.

         As a money market fund and in order for the Fund to use the amortized cost method of valuing its portfolio securities, the Fund must comply with Rule 2a-7 (Rule 2a-7) under the Investment Company Act of 1940, as amended (the 1940 Act). Under Rule 2a-7, investments are limited to those that are U.S. dollar denominated and that are rated in one of the two highest rating categories by the requisite nationally recognized statistical rating organizations(s) (NRSRO(s)) or are comparable unrated securities. See Appendix A to this SAI for a description of some of these ratings. In addition, Rule 2a-7 limits investments in securities of any one issuer (except U.S. government securities) to no more than 5% of the Fund's total assets. Investments in securities rated in the second highest rating category by the requisite NRSRO(s) or comparable unrated securities are limited to no more than 5% of the Fund's total assets, with investment in such securities of any one issuer being limited to the greater of 1% of the Fund's total assets or $1,000,000. In accordance with Rule 2a-7, the Fund may invest in securities with a remaining maturity of not more than 397 calendar days. See further discussion under Determination of Offering Price.

         (1) U.S. Government Obligations: Obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities) are high quality debt instruments issued or guaranteed as to principal or interest by the U.S. Treasury or an agency or instrumentality of the U.S. government. These securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than ten years). All such Treasury securities are backed by the full faith and credit of the United States.

         U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, the Federal National Mortgage Association (Fannie Mae), Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (Ginnie Mae), General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (Freddie Mac), Farm Credit Banks, Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association.

         Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by Fannie Mae, are supported only by the credit of the instrumentality and by a pool of mortgage assets. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Fund will invest in securities of agencies and instrumentalities only if IICO is satisfied that the credit risk involved is minimal. The Fund intends to invest in U.S. government securities when there is a limited availability of other obligations and instruments.

         (2) Bank Obligations and Instruments Secured Thereby: Subject to the limitations described above, time deposits, certificates of deposit, bankers' acceptances and other bank obligations if they are obligations of a bank subject to regulation by the U.S. government (including obligations issued by foreign branches of these banks) or obligations issued by a foreign bank having total assets equal to at least U.S. $500,000,000, and instruments secured by any such obligation; in this SAI, a bank includes commercial banks and savings and loan associations. Time deposits are monies kept on deposit with U.S. banks or other U.S. financial institutions for a stated period of time at a fixed rate of interest. At present, bank time deposits are not considered by the Board of Trustees or IICO to be readily marketable. There may be penalties for the early withdrawal of such time deposits, in which case, the yield of these investments will be reduced.

         (3) Commercial Paper Obligations Including Variable Rate Master Demand Notes: Commercial paper rated A-1 or A-2 by Standard & Poor's (S&P), or Prime-1 or Prime-2 by Moody's or, if not rated, of comparable quality and issued by a corporation in whose debt obligations the Fund may invest (see 4 below). S&P and Moody's are among the NRSRO's under Rule 2a-7. See Appendix A for a description of some of these ratings. A variable rate master demand note represents a purchasing/selling arrangement of short-term promissory notes under a letter agreement between a commercial paper issuer and an institutional lender.

         (4) Corporate Debt Obligations: Corporate debt obligations if they are rated at least A by S&P or Moody's. See Appendix A for a description of some of these debt ratings.

         (5) Canadian Government Obligations: Obligations of, or guaranteed by, the government of Canada, a Province of Canada or any agency, instrumentality or political subdivision of that government or any Province; however, the Fund may not invest in Canadian government obligations if more than 10% of the value of its total assets would then be so invested, subject to the diversification requirements of Rule 2a-7. The Fund may not invest in Canadian government obligations if they are denominated in Canadian dollars. See Determination of Offering Price.

         (6) Certain Other Obligations: Obligations other than those listed in 1 through 5 (such as municipal obligations) above only if any such other obligation is guaranteed as to principal and interest by either a bank in whose obligations the Fund may invest (see 2 above) or a corporation in whose commercial paper the Fund may invest (see 3 above) and otherwise permissible under Rule 2a-7.

         The value of the obligations and instruments in which the Fund invests will fluctuate depending in large part on changes in prevailing interest rates. If these rates go up after the Fund buys an obligation or instrument, its value may go down; if these rates go down, its value may go up. Changes in value and yield based on changes in prevailing interest rates may have different effects on short-term debt obligations than on long-term obligations. Long-term obligations (which often have higher yields) may fluctuate in value more than short-term ones. Changes in interest rates will be more quickly reflected in the yield of a portfolio of short-term obligations than in the yield of a portfolio of long-term obligations.

Specific Securities and Investment Practices

   Borrowing

         The Fund may borrow money, but only from banks and for temporary, emergency or extraordinary purposes. If the Fund does borrow money, its share price may be subject to greater fluctuation until the borrowing is paid off.

   Foreign Obligations and Instruments

         Subject to the diversification requirements applicable to the Fund under Rule 2a-7, the Fund may invest up to 10% of its total assets in Canadian government obligations and may also invest in foreign bank obligations, obligations of foreign branches of domestic banks, obligations guaranteed by a bank or a corporation in whose obligations the Fund may invest and commercial paper of an approved foreign issuer. Each of these obligations must be U.S. dollar denominated. Although there is no fundamental policy limiting the Fund's investment in foreign obligations and instruments, it does not intend to invest more than 25% of its total assets in a combination of these obligations. Investments in obligations of domestic branches of foreign banks will not be considered to be foreign securities if IICO has determined that the nature and extent of federal and state regulation and supervision of the branch in question is substantially equivalent to federal and state chartered or domestic banks doing business in the same jurisdiction.

         Purchasing these securities presents special considerations: reduction of income by foreign taxes; changes in currency rates and controls (e.g., currency blockage); lack of public information; lack of uniform accounting, auditing and financial reporting standards; less volume on foreign exchanges; less liquidity; greater volatility; less regulation of issuers, exchanges and brokers; greater difficulties in commencing lawsuits; possibilities in some countries of expropriation, confiscatory taxation, social instability or adverse diplomatic developments; and differences (which may be favorable or unfavorable) between the U.S. economy and foreign economies. Uncertificated foreign securities will be purchased only if permissible under the custodianship provisions of the 1940 Act.

   Illiquid Investments

         Illiquid investments are investments that cannot be sold or otherwise disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Investments currently considered to be illiquid include:

(1) (2) (3) (4)	repurchase agreements not terminable within seven days;

fixed time deposits subject to withdrawal penalties other than overnight deposits;

securities for which market quotations are not readily available; and

restricted securities not determined to be liquid pursuant to guidelines established by the Fund's Board of Trustees
       .

         However, illiquid investments do not include any obligations payable at principal amount plus accrued interest on demand or within seven days after demand.

         If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

   Indexed Securities

         Subject to the requirements of Rule 2a-7, the Fund may purchase securities the values of which varies in relation to the value of financial indicators such as other securities, securities indices or interest rates, as long as the indexed securities are U.S. dollar denominated. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying investments. Indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified index value increases, or their maturity value may decline when the index increases. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Certain indexed securities that are not traded on an established market may be deemed illiquid.

   Lending Securities

         Securities loans may be made on a short-term or long-term basis for the purpose of increasing the Fund's income. If the Fund lends securities, the borrower pays the Fund an amount equal to the dividends or interest on the securities that the Fund would have received if it had not lent the securities. The Fund also receives additional compensation. Under the Fund's current securities lending procedures, the Fund may lend securities only to broker-dealers and financial institutions deemed creditworthy by IICO.

         Any securities loans that the Fund makes must be collateralized in accordance with applicable regulatory requirements (the Guidelines). At the time of each loan, the Fund must receive collateral equal to no less than 100% of the market value of the securities loaned. Under the present Guidelines, the collateral must consist of cash and/or U.S. government obligations, at least equal in value to the market value of the securities lent on each day the loan is outstanding. If the market value of the lent securities exceeds the value of the collateral, the borrower must add more collateral so that it at least equals the market value of the securities lent. If the market value of the securities decreases, the borrower is entitled to return of the excess collateral.

         There are two methods of receiving compensation for making loans. The first is to receive a negotiated loan fee from the borrower. This method is available for both types of collateral. The second method is to receive interest on the investment of the cash collateral or to receive interest on the U.S. government obligations used as collateral. Part of the interest received in either case may be shared with the borrower.

         The Fund will make loans only under rules of the New York Stock Exchange (the NYSE), which presently require the borrower to give the securities back to the Fund within five business days after the Fund gives notice to do so. The Fund may pay reasonable finder's, administrative and custodian fees in connection with loans of securities.

         Some, but not all, of the Fund's rules are necessary to meet requirements of certain laws relating to securities loans. These rules will not be changed unless the change is permitted under these requirements. These requirements do not cover the present rules, which may be changed without shareholder vote, as to how the Fund may invest cash collateral.

         There may be risks of delay in receiving additional collateral from the borrower if the market value of the securities loaned increases, risks of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially.

   Mortgage-Backed and Asset-Backed Securities

         Mortgage-Backed Securities. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and include single- and multi-class pass-through securities and collateralized mortgage obligations. Multi-class pass-through securities and collateralized mortgage obligations are collectively referred to in this SAI as CMOs. Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of the payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

         The U.S. government mortgage-backed securities in which the Fund may invest include mortgage-backed securities issued or guaranteed as to the payment of principal and interest (but not as to market value) by Ginnie Mae, Fannie Mae or Freddie Mac. Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. These credit enhancements do not protect investors from changes in market value.

         The Fund may invest in mortgage-backed securities as long as IICO determines that it is consistent with the Fund's goal and investment policies and subject to the requirements of Rule 2a-7. The Fund may purchase mortgage-backed securities issued by both government and non-government entities such as banks, mortgage lenders, or other financial institutions. Other types of mortgage-backed securities will likely be developed in the future, and the Fund may invest in them if IICO determines they are consistent with the Fund's goals and investment policies.

         The yield characteristics of mortgage-backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if the Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if the Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.

         Timely payment of principal and interest on pass-through securities of Ginnie Mae (but not those of Freddie Mac or Fannie Mae) is guaranteed by the full faith and credit of the United States. This is not a guarantee against market decline of the value of these securities or shares of the Fund. It is possible that the availability and marketability (i.e., liquidity) of these securities could be adversely affected by actions of the U.S. government to tighten the availability of its credit.

         Stripped Mortgage-Backed Securities. The Fund may invest in stripped securities as long as IICO determines that it is consistent with the Fund's goal and investment policies and subject to the requirements of Rule 2a-7. Stripped mortgage-backed securities are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the principal-only security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the interest-only security (IO) receives interest payments from the same underlying security.

         For example, IO classes are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of the investor's initial investment, even if the security is guaranteed by the U.S. government or considered to be of the highest quality. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. IOs, POs and other CMOs involve special risks, and evaluating them requires special knowledge.

         The Fund has not in the past invested and has no present intention to invest in these types of securities.

         Asset-Backed Securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities, as discussed above. However, the underlying assets securing the debt are not first lien mortgage loans or interests therein, but include assets such as motor vehicle installment sales contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement.

         Special Characteristics of Mortgage-Backed and Asset-Backed Securities. The yield characteristics of mortgage-backed and asset-backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Similar factors apply to prepayments on asset-backed securities, but the receivables underlying asset-backed securities generally are of a shorter maturity and thus are likely to experience substantial prepayments. Such securities, however, often provide that for a specified time period the issuers will replace receivables in the pool that are repaid with comparable obligations. If the issuer is unable to do so, repayment of principal on the asset-backed securities may commence at an earlier date.

         The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

         Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice has been to assume that prepayments on pools of fixed rate 30-year mortgages would result in a 12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Changes in the rate or speed of these payments can cause the value of the mortgage backed securities to fluctuate rapidly. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield.

         The market for privately issued mortgage-backed and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. CMO classes may be specifically structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and especially during periods of rapid or unanticipated changes in market interest rates, the attractiveness of some CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced. These changes can result in volatility in the market value and in some instances reduced liquidity, of the CMO class.

   Repurchase Agreements

         The Fund may purchase securities subject to repurchase agreements. The Fund will not enter into a repurchase transaction that will cause more than 10% of its net assets to be invested in illiquid investments, which include repurchase agreements not terminable within seven days. See Illiquid Investments. A repurchase agreement is an instrument under which the Fund purchases a security and the seller (normally a commercial bank or broker-dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. The amount by which the resale price is greater than the purchase price reflects an agreed-upon market interest rate effective for the period of the agreement. The return on the securities subject to the repurchase agreement may be more or less than the return on the repurchase agreement.

         The majority of the repurchase agreements in which the Fund will engage are overnight transactions, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The primary risk is that the Fund may suffer a loss if the seller fails to pay the agreed-upon amount on the delivery date and that amount is greater than the resale price of the underlying securities and other collateral held by the Fund. In the event of bankruptcy or other default by the seller, there may be possible delays and expenses in liquidating the underlying securities or other collateral, decline in their value and loss of interest. The return on such collateral may be more or less than that from the repurchase agreement. The Fund's repurchase agreements will be structured so as to fully collateralize the loans. In other words, the value of the underlying securities, which will be held by the Fund's custodian bank or by a third party that qualifies as a custodian under Section 17(f) of the 1940 Act, is and, during the entire term of the agreement, will remain at least equal to the value of the loan, including the accrued interest earned thereon. Repurchase agreements are entered into only with those entities approved by IICO.

   Restricted Securities

         Restricted securities are securities that are subject to legal or contractual restrictions on resale. However, restricted securities generally can be resold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (1933 Act), or in a registered public offering. For example, the Fund may purchase commercial paper that is issued in reliance on the so-called private placement exemption from registration that is afforded by Section 4(2) (Section 4(2) paper) of the 1933 Act. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thus providing liquidity.

         Where registration of a security is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

         There are risks associated with investment in restricted securities in that there can be no assurance of a ready market for resale. Also, the contractual restrictions on resale might prevent the Fund from reselling the securities at a time when such sale would be desirable. Restricted securities in which the Fund seeks to invest need not be listed or admitted to trading on a foreign or domestic exchange and may be less liquid than listed securities. Certain restricted securities, e.g., Section 4(2) paper, may be determined to be liquid in accordance with guidelines adopted by the Board of Trustees. See Illiquid Investments.

         These restricted securities will be valued in the same manner that other commercial paper held by the Fund is valued. See Portfolio Valuation. The Fund does not anticipate adjusting for any diminution in value of these securities on account of their restrictive feature if there exists an active market which creates liquidity and actual market quotations for these restricted securities are available. In the event that there should cease to be an active market for these securities or actual market quotations become unavailable, they will be valued at fair value as determined in good faith by the Board of Trustees.

   Variable or Floating Rate Instruments

         Variable or floating rate instruments (including notes purchased directly from issuers) bear variable or floating interest rates and may carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries on dates prior to their stated maturities. Floating rate securities have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value.

   When-Issued and Delayed-Delivery Transactions

         The Fund may purchase securities in which it may invest on a when-issued or delayed-delivery basis or sell them on a delayed-delivery basis. In either case payment and delivery for the securities take place at a future date. The securities so purchased or sold are subject to market fluctuation; their value may be less or more when delivered than the purchase price paid or received. When purchasing securities on a when issued or delayed-delivery basis, the Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. No interest accrues to the Fund until delivery and payment is completed. When the Fund makes a commitment to purchase securities on a when-issued or delayed-delivery basis, it will record the transaction and thereafter reflect the value of securities in determining its NAV per share. When the Fund sells securities on a delayed-delivery basis, the Fund does not participate in further gains or losses with respect to the securities. When the Fund makes a commitment to sell securities on a delayed-delivery basis, it will record the transaction and thereafter value the securities at the sale price in determining the Fund's NAV per share. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity, or could suffer a loss.

         Ordinarily the Fund purchases securities on a when-issued or delayed-delivery basis with the intention of actually taking delivery of the securities. However, before the securities are delivered to the Fund and before it has paid for them (the settlement date), the Fund could sell the securities if IICO decides it is advisable to do so for investment reasons. The Fund will hold aside or segregate cash or other securities, other than those purchased on a when-issued or delayed-delivery basis, at least equal to the amount it will have to pay on the settlement date; these other securities may, however, be sold at or before the settlement date to pay the purchase price of the when-issued or delayed-delivery securities.

Investment Restrictions and Limitations

         The Fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term securities. The Fund's investment objective is fundamental and may not be changed without the approval of a majority of the Fund's outstanding voting shares, although the Trustees may make non-material changes in the Fund's objectives without shareholder approval. For this purpose, shareholder approval means the approval, at a meeting of Fund shareholders, by the lesser of (1) the holders of 67% or more of the Fund's shares represented at the meeting, if more than 50% of the Fund's outstanding shares are present in person or by proxy or (2) more than 50% of the Fund's outstanding shares. Except for the Fund's investment objective and those investment restrictions specifically identified as fundamental, all investment policies and practices described in the Prospectus and in this SAI are not fundamental and therefore may be changed by the Trustees without shareholder approval.

    Fundamental Investment Restrictions and Limitations

(1)

The Fund may not invest more than 5% of its total assets in the securities of any one issuer; provided, however, the Fund may invest up to 25% of its total assets in first tier securities of a single issuer for a period of up to 3 business days after purchase. This limitation shall not apply to U.S. Government securities. Further, the Fund will not invest more than the greater of 1% of its total assets or one million dollars in the securities of a single issuer that were Second Tier Securities when acquired by the Fund. In addition, the Fund may not invest more than 5% of its total assets in securities that are Second Tier Securities when acquired by the Fund. As a fundamental policy, the Fund may not borrow money, except for temporary purposes, and then only in an amount not exceeding 10% of the value of the Fund's total assets.

(2)	The Fund has elected to be classified as a diversified series of an open-end investment company.

(3)	The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(4)

The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(5)

The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(6)

The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(7)

The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

(8)

The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(9)

The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, although the Fund may concentrate its investments in instruments issued by domestic banks in accordance with its Prospectus and applicable law.

    Non-Fundamental Investment Restrictions and Limitations

         The Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the Fund may not:

(1)	invest in oil, gas or other mineral leases or exploration or development programs;

(2)	invest more than 5% of the value of its total assets in the securities of unseasoned issuers, including their predecessors, which have been in operation for less than three years;

(3)

purchase a security if, as a result, more than 10% of its net assets would consist of illiquid investments (illiquid investments include restricted securities not determined to be liquid pursuant to guidelines adopted by the Board of Trustees);

(4)	engage in the purchase and sale of puts, calls, straddles or spreads (except to the extent described in the Prospectus and in this SAI);

(5)	invest in companies for the purpose of exercising control of management;

(6)

invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New York or American Stock Exchanges;

(7)

borrow money, except for temporary purposes where investment transactions might advantageously require it. Any such loan may not be for a period in excess of 60 days, and the aggregate amount of all outstanding loans may not at any time exceed 10% of the value of the total assets of the Fund at the time any such loan is made;

(8)	purchase securities on margin;

(9)	sell securities short;

(10)

purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the 1940 Act; or

(11)	purchase the securities of any other open-end investment company, except as part of a plan of merger or consolidation.

         Under the 1940 Act, the Fund is permitted, subject to the above investment restrictions, to borrow money only from banks. The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. The Fund will continue to interpret fundamental investment restriction (v) as prohibiting investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

         An investment policy or limitation that states a maximum percentage of the Fund's assets that may be so invested or prescribes quality standards is typically applied immediately after, and based on, the Fund's acquisition of an asset. Accordingly, a subsequent change in the asset's value, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

Portfolio Turnover

         In general, the Fund purchases investments with the expectation of holding them to maturity. However, the Fund may engage in short-term trading to attempt to take advantage of short-term market variations. The Fund may also sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer. The Fund has high portfolio turnover due to the short maturities of its investments, but this should not affect its NAV or income, as brokerage commissions are not usually paid on the investments which the Fund makes. In the usual calculation of portfolio turnover, securities of the type in which the Fund invests are excluded. Consequently, the high turnover which it will have is not comparable to the turnover rates of most investment companies.

Portfolio Valuation

         Under Rule 2a-7, the Fund is permitted to use the amortized cost method for valuing its portfolio securities provided it meets certain conditions. See Purchase, Redemption and Pricing of Shares. As a general matter, the primary conditions imposed under Rule 2a-7 relating to the Fund's portfolio investments are that the Fund must (1) not maintain a dollar-weighted average portfolio maturity in excess of 90 days, (2) limit its investments, including repurchase agreements, to those instruments which are U.S. dollar denominated and which IICO, pursuant to guidelines established by the Fund's Board of Trustees, determines present minimal credit risks and which are rated in one of the two highest rating categories by the NRSRO(s), as defined in Rule 2a-7 or, in the case of any instrument that is not rated, of comparable quality as determined by the Fund's Board of Trustees, (3) limit its investments in the securities of any one issuer (except U.S. government securities) to no more than 5% of its assets, (4) limit its investments in securities rated in the second highest rating category by the requisite NRSRO(s) or comparable unrated securities to no more than 5% of its assets, (5) limit its investments in the securities of any one issuer which are rated in the second highest rating category by the requisite NRSRO(s) or comparable unrated securities to the greater of 1% of its assets or $1,000,000, and (6) limit its investments to securities with a remaining maturity of not more than 397 days. Rule 2a-7 sets forth the method by which the maturity of a security is determined.

Disclosure of Portfolio Holdings

         The Funds have adopted policies and procedures intended to prevent unauthorized disclosure of Fund portfolio holdings information (Policy). The Policy permits disclosure of non-public portfolio holdings to selected parties only when a Fund has legitimate business purposes for doing so and the recipients are subject to a duty of confidentiality, including a duty not to trade on the non-public information.

   Publicly Available Portfolio Holdings

         A Fund's portfolio holdings are publicly available: (1) at the time such information is filed with the SEC in a publicly available filing; or (2) the day next following the day such information is posted on the Ivy Funds website, www.ivyfunds.com. This information may be a Fund's complete portfolio holdings disclosed in the Fund's semi-annual or annual reports and filed with the SEC on Form N-CSR or in the Fund's first and third quarter reports and filed with the SEC on Form N-Q. This information may also be a partial listing, such as a Fund's top ten portfolio holdings posted on the Ivy Funds website (approximately 30 days after quarter-end).

   Non-Public Portfolio Holdings

         The Policy allows the disclosure of a Fund's non-public portfolio holdings for a Fund's legitimate business purposes, subject to certain conditions, to: (1) certain service providers; (2) rating and ranking organizations; and (3) certain other recipients. Non-public portfolio holdings may not be disclosed to members of the media under any circumstance.

         The Fund's Treasurer or his designee may provide a Fund's non-public portfolio holdings to a rating and ranking organization (e.g., Lipper, Morningstar, etc.), on the condition that the non-public portfolio holdings will be used solely for the purposes of developing a rating and subject to an agreement requiring confidentiality and prohibiting the use of the information for trading.

         A service provider or other third party that receives information about a Fund's non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Fund (e.g., a person that performs account maintenance and record keeping services) may receive non-public portfolio holdings on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Fund and subject to an agreement requiring confidentiality and prohibiting the use of the information for trading.

         A Fund's partial or complete portfolio holdings may be disclosed as frequently as monthly, to certain other persons (recipients), including broker/dealers, current and prospective shareholders of the Fund and current and prospective clients of IICO (or its affiliate), provided that:

  The recipient requests such information from IICO (or its affiliate);

  The individual receiving the request, in conjunction with the Fund's Chief Compliance Officer (CCO), determines that the Fund has a legitimate business purpose for disclosing non-public portfolio holdings information to the recipient;

  The individual receiving the request obtains prior approval from the Legal Department;

  The recipient signs a confidentiality agreement that provides that the non-public portfolio holdings: (a) will be kept confidential; (b) may not be used to trade in any such portfolio holding that has not been made publicly available nor to purchase or redeem shares of any Fund holding such security; and (c) may not be disseminated or used for any purpose other than the purpose referenced in the confidentiality agreement; and

  No compensation is received by the Funds, the Investment Adviser or any other party in connection with the disclosure of information about portfolio securities.

         The Policy provides that attribution reports containing only sector and/or industry breakdown for a Fund can be released without a confidentiality agreement and without regard to any time constraints.

         In determining whether there is a legitimate business purpose for making disclosure of a Fund's non-public portfolio holdings information, the Fund's CCO will typically consider whether the disclosure is in the best interests of Fund shareholders and whether any conflict of interest exists between the shareholders and the Fund or Waddell & Reed or its affiliates. The Policy is subject to periodic review by the Fund's Board of Trustees. As part of the annual review of the Fund's compliance policies and procedures, the Fund's CCO will report to the Board of Trustees regarding the operation and effectiveness of the Policy, including as to any changes to the Policy that have been made or recommendations for future changes to the Policy.

         The following is a list of those entities with which there is currently an ongoing arrangement to make available non-public information about a Fund's portfolio securities holdings.

Custodian, Auditors and Service Providers
UMB Bank, n.a.
Citigroup Global Transaction Services
Deloitte & Touche LLP
Ivy Investment Management Company
Waddell & Reed Services Company
Ivy Funds Distributor, Inc.

         Pursuant to a custodian contract, each Fund has selected UMB Bank as custodian for its securities and cash. As custodian, UMB Bank maintains all records relating to each Fund's activities and supplies each Fund with a daily tabulation of the securities it owns and that are held by the custodian. The Fund's sub-custodian serves a similar function for foreign securities.

Rating, Ranking and Research entities
Bloomberg
Lipper
Morningstar
Standard and Poors
Thompson Financial
Vickers
Wiesenberger
Ibbotson
Vestek

         Each Fund may send its complete portfolio holdings information to one or more of the rating, ranking and /or research agencies listed above for the purpose of having such agency develop a rating, ranking or specific research product for the Fund.

         The Fund may send its complete portfolio holdings information to one or more of the brokerage and/or research firms listed above for the purpose of having such entity provide specific research and security-related information to the Fund. No compensation is received by any Fund, IICO or its affiliates and portfolio holdings information will only be provided for legitimate business purposes.

         The Fund may, in the future, modify or terminate any or all of these arrangements and/or enter into additional arrangements of this nature.

MANAGEMENT OF THE FUND

Trustees and Officers

         The Trust is governed by the Board of Trustees (Board). A majority of the Board members are not "interested persons" as defined in Section 2(a)(19) of the 1940 Act and therefore qualify as Independent Trustees. The Board elects the officers who are responsible for administering the Funds' day-to-day operations. The members of the Board are also Directors for, and similarly oversee the operations of, each of the 13 funds in the Ivy Funds, Inc., which, together with the 15 funds in the Trust, comprise the Ivy Family of Funds. The Waddell & Reed Fund Complex (Fund Complex) is comprised of the Ivy Family of Funds and the Advisors Fund Complex, which is comprised of each of the funds in the Waddell & Reed Advisors Funds (21 funds), W&R Target Funds, Inc. (20 funds) and Waddell & Reed InvestEd Portfolios, Inc. (three funds). Eleanor B. Schwartz, Joseph Harroz, Jr., Henry J. Herrmann and Keith A. Tucker also oversee all of the funds in the Advisors Fund Complex.

         Subject to the Funds' Emeritus and Retirement Policy, a Trustee serves until his or her successor is elected and qualified or until his or her earlier death, resignation or removal. The Board appoints officers and delegates to them the management of the day-to-day operations of each of the Funds, based on policies reviewed and approved by the Board and general oversight by the Board.

   Independent Trustees

         The following table provides information regarding each Independent Trustee.

NAME, ADDRESS AND AGE	POSITION HELD WITH THE TRUST	TRUSTEE SINCE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Jarold W. Boettcher 6300 Lamar Avenue Overland Park, KS 66202 Age: 64	Trustee	Trust: 2002 Fund Complex: 2002	President of Boettcher Enterprises, Inc. (agriculture products and services) (1979 to present); President of Boettcher Supply, Inc. (electrical and plumbing supplies distributor) (1979 to present); President of Boettcher Aerial, Inc. (Aerial Ag Applicator) (1983 to present)	28	Director of Guaranty State Bank & Trust Co.; Director of Guaranty, Inc.
James D. Gressett 6300 Lamar Avenue Overland Park, KS 66202 Age: 54	Trustee	Trust: 2002 Fund Complex: 2002	Secretary of Streetman Homes, LLP (homebuilding company) (2001 to present); Chief Executive Officer (CEO) of PacPizza LLC (Pizza Hut franchise) (2000 to 2004); President of Alien, Inc. (real estate development) (1997 to 2001)	28	Director of Collins Financial Services, a debt recovery company
Joseph Harroz, Jr. 6300 Lamar Avenue Overland Park, KS 66202 Age: 37	Trustee	Trust: 2002 Fund Complex: 1998	Vice President and General Counsel of the Board of Regents, University of Oklahoma (1996 to present); Adjunct Professor, University of Oklahoma Law School (1997 to present); Managing Member, Harroz Investments, LLC, commercial enterprise (1998 to present)	72	Director of Advisors Fund Complex
Glendon E. Johnson, Jr. 6300 Lamar Avenue Overland Park, KS 66202 Age: 52	Trustee	Trust: 2002 Fund Complex: 2002	Of Counsel, Lee & Smith, PC (law firm) (1996 to present); Member/Manager, Castle Valley Ranches, LLC (ranching) (1995 to present)	28	None
Eleanor B. Schwartz 6300 Lamar Avenue Overland Park, KS 66202 Age: 67	Trustee	Trust: 2002 Fund Complex: 1995	Professor Emeritus since 2003; Professor of Business Administration, University of Missouri at Kansas City, 1980 to 2003	72	Director of Advisors Fund Complex
Michael G. Smith 920 York Road Suite 350 Hinsdale IL 60521 Age:60	Trustee	Trust: 2002 Fund Complex: 2002	Retired	28	Director, Executive Board, Cox Business School, Southern Methodist University; Director, Northwestern Mutual Life Series Funds & Mason Street Advisors Funds (29 portfolios overseen)
Edward M. Tighe 6300 Lamar Avenue Overland Park, KS 66202 Age: 61	Trustee	Trust: 1999 Fund Complex: 2002	Retired; CEO and Director of Asgard Holding, LLC (computer network and security services) (2002 to 2004); CEO and Director of JBE Technology Group, Inc. (telecommunications services) (2001 to 2003); CEO and Director of Global Mutual Fund Services (1993 to 2000); CEO and Director of Global Technology Management, Inc. (software and services) (1992 to 2000)	28	Director of Hansberger Institutional Funds (2 portfolios overseen)

    Interested Trustees

         The following Trustees are "interested" by virtue of their engagement as officers of Waddell & Reed Financial, Inc. (WDR) or its wholly owned subsidiaries, including the Funds' investment manager, Ivy Investment Management Company (IICO), the Funds' principal underwriter, Ivy Funds Distributor, Inc. (IFDI), and the Funds' accounting services agent, Waddell & Reed Services Company (WRSCO), as well as by virtue of their personal ownership in shares of WDR.

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE TRUST	TRUSTEE/OFFICER SINCE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD
Keith A. Tucker 6300 Lamar Avenue Overland Park, KS 66202 Age: 59	Chairman of the Board Trustee	Trust: 2002 Fund Complex: 1998 Trust: 20023 Fund Complex: 1993	Chairman of the Board (COB), CEO and Director of WDR (1998 to present); formerly, Principal Financial Officer of WDR (1998 to 1999); COB and Director of Waddell & Reed, Waddell & Reed Investment Management Company (WRIMCO), an affiliate of IICO, and WRSCO (1993 to present); COB and Director/Trustee of each of the funds in the Fund Complex	72	COB and Director, Ivy Funds, Inc.; COB and Trustee, Ivy Funds
Henry J. Herrmann 6300 Lamar Avenue Overland Park, KS 66202 Age: 62	President Trustee	Trust: 2002 Fund Complex: 2001 Trust: 2002 Fund Complex: 1998	President, Chief Investment Officer and Director of WDR (1998 to present); formerly, Treasurer of WDR (1998 to 1999); Director of Waddell & Reed; President and CEO and Director of WRIMCO (1993 to present); Chief Investment Officer of WRIMCO (1991 to present); President, CEO and Director of IICO (2002 to present); President and Director/Trustee of each of the funds in the Fund Complex	72	Director, Ivy Funds, Inc.; Trustee, Ivy Funds; Director, Austin, Calvert & Flavin, Inc., an affiliate of WRIMCO; Director, Ivy Services Inc. (ISI), an affiliate of IICO

    Officers

         The Board has appointed officers who are responsible for the day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Herrmann, who is President, the Trust's officers are:

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE TRUST	OFFICER OF TRUST SINCE	OFFICER OF FUND COMPLEX SINCE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Theodore W. Howard 6300 Lamar Avenue Overland Park KS 66202 Age: 62	Vice President Treasurer Principal Accounting Officer Principal Financial Officer	2002 2002 2002 2002	1987 1976 1976 2002

Senior Vice President of WRSCO (2001 to present); Vice President (1987 to present), Treasurer and Principal Accounting Officer (1976 to present), and Principal Financial Officer (2002 to present) of each of the funds in the Fund Complex; formerly, Vice President of WRSCO (1988 to 2001)

Kristen A. Richards 6300 Lamar Avenue Overland Park KS 66202 Age: 37	Vice President Secretary Associate General Counsel	2002 2002 2002	2000 2000 2000

Vice President, Associate General Counsel and Chief Compliance Officer of WRIMCO (2000 to present) and IICO (2002 to present); Vice President, Secretary and Associate General Counsel of each of the funds in the Fund Complex (2000 to present); formerly, Assistant Secretary of funds in the Fund Complex (1998 to 2000); formerly, Compliance Officer of WRIMCO (1998 to 2000)

Daniel C. Schulte 6300 Lamar Avenue Overland Park KS 66202 Age: 39	Vice President General Counsel Assistant Secretary	2002 2002 2002	2000 2000 2000

Senior Vice President, Secretary and General Counsel of WDR, Waddell & Reed, WRIMCO and WRSCO (2000 to present); Senior Vice President, Assistant Secretary and General Counsel of IICO (2002 to present); Vice President, General Counsel and Assistant Secretary of each of the funds in the Fund Complex (2000 to present); formerly, Assistant Secretary of WDR (1998 to 2000)

Scott J. Schneider 6300 Lamar Avenue Overland Park KS 66202 Age: 36	Chief Compliance Officer	2004	2004	Chief Compliance Officer for each of the Funds in the Fund Complex (2004 to present); formerly, Senior Attorney and Compliance Officer for each of the Funds in the Fund Complex (2000 to 2004)

    Committees of the Board of Trustees

         Audit Committee. The Audit Committee assists the Board in fulfilling its responsibilities to shareholders of the Fund relating to accounting and reporting, internal controls and the adequacy of auditing relative thereto. The Audit Committee consists of Michael G. Smith, Jarold W. Boettcher and Glendon E. Johnson, Jr. During the fiscal period ended March 31, 2004, the Audit Committee met once.

         Executive Committee. The Executive Committee acts as necessary on behalf of the full Board. When the Board is not in session, the Executive Committee has and may exercise any or all of the powers of the Board in the management of the business and affairs of the Fund except the power to increase or decrease the size of, or fill vacancies on the Board, and except as otherwise prohibited by law. The Executive Committee consists of Keith A. Tucker, Henry J. Herrmann and Edward M. Tighe. During the fiscal period ended March 31, 2004, Executive Committee did not meet.

         Governance Committee. The Governance Committee considers the responsibilities and actions of the Board of Trustees. The Governance Committee will consider nominees for Trustee recommended by Shareholders. Shareholders should direct the names of candidates they wish to be considered, along with any supporting information, to the Trust's Governance Committee, in care of the Trust's Secretary, at the address of the Trust listed on the front page of this SAI. The Governance Committee consists of Joseph Harroz, Jr., Eleanor B. Schwartz and James D. Gressett. During the fiscal period ended March 31, 2004, the Governance Committee met once.

         Valuation Committee. The Valuation Committee considers the valuation of portfolio securities which may be difficult to price. The Valuation Committee consists of Keith A Tucker and Henry J. Herrmann. During the fiscal period ended March 31, 2004, the Valuation Committee acted seven times.

         Ownership of Fund Shares
          (as of December 31, 2004)

         The following tables provide information regarding shares of the Funds owned by each Trustee, as well as the aggregate dollar range of shares owned, by each Trustee, within the Ivy Family of Funds.

         Independent Trustees

Trustee	Dollar Range of Shares Owned: Ivy Cash Reserves Fund	Aggregate Dollar Range of Fund Shares Owned in All Funds within the Ivy Family of Funds
Jarold W. Boettcher	$0	over $100,000
James D. Gressett	$0	$0
Joseph Harroz, Jr.	$0	$0
Glendon E. Johnson, Jr.	$0	over $100,000
Eleanor B. Schwartz	$0	$0
Michael G. Smith	$0	over $100,000
Edward M. Tighe	$1 to $10,000	$50,001 to $100,000

         Interested Trustees

Trustee	Dollar Range of Shares Owned: Ivy Cash Reserves Fund	Aggregate Dollar Range of Fund Shares Owned in All Funds within the Ivy Family of Funds
Henry J. Herrmann	$0	$0
Keith A. Tucker	$0	$50,001 to 100,000

The following independent Trustees have each deferred a portion of their annual compensation, and the deferred amounts are deemed invested in shares of funds within the Ivy Family of Funds. The values of these deferred accounts are:

Trustee	Dollar Range of Shares Deemed Owned: Ivy Cash Reserves Fund	Aggregate Dollar Range of Fund Shares Deemed Owned in All Funds within the Ivy Family of Funds
James D. Gressett	$0	$50,001 to $100,000
Joseph Harroz, Jr.	$0	$10,001 to $50,000
Michael G. Smith	$0	$50,001 to $100,000
Edward M. Tighe	$0	$50,001 to $100,000

    Compensation

         For the fiscal year ended March 31, 2004, the Trustees received the following fees for service as a trustee of the Trust:

COMPENSATION TABLE

		Total
	Aggregate	Compensation
	Compensation	From Fund
	From	and Ivy Family
	Fund	of Funds[1]
--------	------------	------------
Independent Trustees
Jarold W. Boettcher	$9,546	$33,000
James D. Gressett	9,546	33,000[2]
Joseph Harroz, Jr.	9,546	33,000[2]
Glendon E. Johnson, Jr.	9,546	33,000
Eleanor B. Schwartz	9,546	33,000
Michael G. Smith	9,546	33,000[2]
Edward M. Tighe	9,546	33,000[2]

Interested Trustees
Henry J. Herrmann	$ 0	$ 0
Keith A. Tucker	0	0

1No pension or retirement benefits have been accrued as a part of Fund expenses.

[2]The total amount of deferred compensation included in this amount is as follows:

James D. Gressett	$33,000
Joseph Harroz, Jr.	16,500
Michael G. Smith	33,000
Edward M. Tighe	33,000

         The officers as well as Messrs. Tucker and Herrmann are paid by IICO or its affiliates.

         The Board has created an honorary position of Trustee Emeritus, whereby an incumbent Trustee who has attained the age of 75 must resign his or her position as Trustee and, unless he or she elects otherwise, will serve as Trustee Emeritus provided the Trustee has served as a Trustee of the Trust for at least five years which need not have been consecutive. For three years following the date of retirement, a Trustee Emeritus will receive fees in recognition of his or her past services equal to the annual retainer he or she was receiving at the time of his or her resignation as a Trustee, whether or not services are rendered in his or her capacity as Trustee Emeritus, but he or she has no authority or responsibility with respect to the management of the Trust.

 Code of Ethics

         The Fund, IICO and IFDI have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act that permits their respective directors, officers and employees to invest in securities, including securities that may be purchased or held by the Fund. The Code of Ethics subjects covered personnel to certain restrictions that include prohibited activities, pre-clearance requirements and reporting obligations.

 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         The following table sets forth information with respect to the Fund, as of March 31, 2005, regarding the beneficial ownership of Fund shares.

		Shares owned
Name and Address		Beneficially
of Beneficial Owner	Class	or of Record	Percent
-------------------	-----	------------	-------
Fiduciary Trust Co NH Cust	Class C	12,711	14.24%
IRA Rollover
FBO Woodrow Bowman
West Caldwell NJ

Fiduciary Trust Co NH Cust	Class C	5,544	6.21%
FBO Allison Brower Roth IRA
Dumont NJ

Fiduciary Trust Co NH Cust	Class C	4,539	5.08%
IRA
FBO Dolores G Burns
Manchester NJ

Fiduciary Trust Co NH Cust	Class C	7,003	7.84%
Thomas R Chletsos IRA
Montclair NJ

Dorothy V Hosonitz	Class C	5,922	6.63%
Clark NJ

Catherine Kawula	Class C	13,661	15.30%
Lecanto FL

MOE Distributors Inc	Class B	67,583	5.07%
Prof Sharing Retirement Plan
55 Abbett Ave
Morristown NJ

Pershing LLC	Class C	11,455	12.83%
P O Box 2052
Jersey City NJ

Richard B Rauh &	Class A	271,400	6.15%
Lisa W Rauh Jt Ten
Princeton MA

Julian L Siegel	Class A	357,440	8.10%
Lexington MA

         As of March 31, 2005, all of the Trustees and officers of the Fund, as a group, owned less than 1% of the outstanding shares of the Fund.

 INVESTMENT ADVISORY AND OTHER SERVICES

BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

         Ivy Investment Management Company (IICO), until March 7, 2005 known as Waddell & Reed Ivy Investment Company, 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, KS 66201-9217, provides business management services and investment advisory services to the Funds in the Trust. IICO is an SEC registered investment advisor with approximately $5.34 billion in assets under management as of December 31, 2004.

         Until December 31, 2002, Ivy Management, Inc. (IMI) provided business management services to the Funds and investment advisory services to all Funds in the Trust other than Ivy Global Natural Resources Fund. On December 31, 2002, IMI, an indirect wholly owned subsidiary of Waddell & Reed Financial, Inc. (Waddell & Reed) and a wholly owned subsidiary of Ivy Acquisition Corporation (IAC), merged with and into IAC, a wholly owned subsidiary of Waddell & Reed. Upon effectiveness of the merger, IAC changed its name to Waddell & Reed Ivy Investment Company (WRIICO).

         Effective December 31, 2002, WRIICO assumed all of IMI's duties with respect to the Funds and began providing business management services to the Funds and investment advisory services to all Funds other than Ivy Global Natural Resources Fund. The terms and conditions of the agreements under which IICO provides those services to the Funds are exactly the same as the terms and conditions of the agreements in effect prior to December 31, 2002 between the Funds and IMI.

         During the fiscal years ended December 31, 2001, 2002 and 2003, and the period ended March 31, 2004, Ivy Cash Reserves Fund paid IICO or its predecessor fees of $92,906, $81,621, $60,726 and $9,052, respectively. During the same periods, IICO or its predecessor reimbursed Fund expenses in the amounts of $168,669, $173,624, $142,882 and $34,555, respectively.

         Under the Agreement, the Trust pays the following expenses: (1) the fees and expenses of the Trust's Independent Trustees; (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with IICO; (3) interest expenses; (4) taxes and governmental fees, including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8) insurance premiums; (9) fees and expenses of the Trust's Custodian and Transfer Agent and any related services; (10) expenses of obtaining quotations of portfolio securities and of pricing shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and (13) fees and expenses of membership in industry organizations.

         IICO currently limits the Fund's total operating expenses (excluding Rule 12b-1 fees, interest, taxes, brokerage commissions, litigation, class-specific expenses, indemnification expenses, and extraordinary expenses) to an annual rate of 1.25% (0.85% for the two years prior to December 31, 2004) of the Fund's average net assets, which may lower the Fund's expenses and increase its yield until December 31, 2011.

         The Agreement may be terminated with respect to the Fund at any time, without payment of any penalty, by the vote of a majority of the Board, or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act), on 60 days' written notice to IICO, or by IICO on 60 days' written notice to the Trust. The Agreement provides that it will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Approval of Advisory Contract

         At a meeting of the Board of Trustees held on August 25, 2004, called in part for the purpose of voting on the approval of the continuation of the existing Master Business Management and Investment Advisory Agreement between IICO and the Trust on behalf of Ivy Cash Reserves Fund (the Master Business Management and Investment Advisory Agreement, or Advisory Agreement), the continuation of the Advisory Agreement was approved through September 30, 2005 by the unanimous vote of the Trustees, including the "non-interested" Trustees of the Trust voting separately. In continuing the Fund's Advisory Agreement, the Trustees requested and considered a wide range of information provided by IICO and certain of its affiliates. Among other things, the Trustees considered information about:

  IICO and its personnel (including particularly those personnel with responsibilities for providing services to the Fund), resources and investment philosophy and process;
  the terms of the Advisory Agreement;
  the scope, nature and quality of the services that IICO provides to the Fund;
  the historical investment performance of the Fund over various periods on both an absolute basis and within certain categories of mutual funds compiled by third parties;
  the advisory fee rates payable to IICO by the Fund, any contractual or voluntary expense waiver or reimbursement arrangements and the total expense ratio of Funds in Ivy Funds and of funds that are part of fund families managed by other advisers;
  compensation payable by the Fund to affiliates of IICO for other services;
  the profitability to IICO and its affiliates of their relationships with the Fund (to the extent such relationships had been in place for a sufficient period to analyze profitability);
  whether IICO or any of its affiliates will receive ancillary, or so-called "fallout," benefits that should be taken into consideration in evaluating the investment management fee payable by the Fund; and
  WRIICO's use of commissions paid by the Fund in its portfolio brokerage transactions to obtain research benefiting the Fund or other IICO clients at a cost that may be in excess of the amount other brokers would charge.

         In addition, in determining to approve the most recent annual extension of the Fund's Advisory Agreement, the Trustees met over the course of the year with the relevant investment advisory personnel from IICO and considered information provided by IICO relating to the education, experience and number of investment professionals providing service under that agreement.

         In addition, the independent Trustees received advice from independent legal counsel. Based on the Trustees' deliberations and their evaluation of the information described above, the Trustees, including all of the independent Trustees, unanimously approved the continuation of the Advisory Agreement for the Fund and concluded that the compensation under the Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

FUND ACCOUNTING SERVICES

         The Master Fund Accounting Services Agreement between IICO and the Funds was assigned by IICO to WRSCO on March 18, 2003, and amended effective July 1, 2003. Under the Master Fund Accounting Services Agreement Supplement, each Fund pays WRSCO, effective July 1, 2003, a monthly fee shown in the following table, based on the average daily net assets during the prior month.

Accounting Services Fee

Average Daily Net Assets for the Month	Monthly Fee
$ 0 - $ 10 million	$ 0
$ 10 - $ 25 million	$ 958
$ 25 - $ 50 million	$ 1,925
$ 50 - $100 million	$ 2,958
$100 - $200 million	$ 4,033
$200 - $350 million	$ 5,267
$350 - $550 million	$ 6,875
$550 - $750 million	$ 8,025
$750 - $ 1.0 billion	$10,133
$1.0 billion and over	$12,375

         Plus, for each class of shares in excess of one, each Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

         Pursuant to a Fund Accounting Services Agreement, IICO (formerly, WRIICO, formerly, IMI) provides certain accounting and pricing services for each Fund. As of March 18, 2003, WRIICO assigned its responsibilities under the Fund Accounting Services Agreement to Waddell & Reed Services Company (WRSCO). As compensation for those services, each Fund pays IICO a monthly fee plus out-of-pocket expenses as incurred.

         During the fiscal years ended December 31, 2002 and 2003 and the period ended March 31, 2004, Ivy Cash Reserves Fund paid IICO $28,899, $14,592 and $0, respectively, under the agreement.

TRANSFER AGENT

         WRSCO is the transfer agent for each Fund. The Fund pays WRSCO a monthly fee of $1.75 for each shareholder account which was in existence at any time during the prior month, and $.75 for each shareholder check it processes. For Class B and Class C shares, the Fund pays WRSCO a monthly fee of $1.75 for each account which was in existence during any portion of the immediately preceding month. Certain broker-dealers that maintain shareholder accounts with the Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WRSCO if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly.

ADMINISTRATOR

         Pursuant to an Administrative Services Agreement, IICO provides certain administrative services to the Trust. As of March 18, 2003, WRIICO assigned its responsibilities under the Administrative Services Agreement to WRSCO. As provided in the Agreement, amended and effective July 1, 2003, the Fund pays WRSCO a monthly fee on the first business day of each month based upon the average daily value (as determined on each business day at the time set forth in the Prospectus for determining net asset value per share) of the net assets of the Fund during the preceding month at the annual rate of 0.01% or one basis point for the first $1 billion of assets with no fee charged for assets in excess of $1 billion. The fee may be voluntarily waived until fund assets are at least $10 million. Prior to July 1, 2003, as compensation for these services, the Fund paid IICO a monthly fee at the annual rate of 0.10% of the Fund's average daily net assets. Such fees for the fiscal year ended December 31, 2003 for the Fund totaled $10,060 and for the period ended March 31, 2004 totaled $0.

Custodial and Auditing Services

         The Fund's custodian is UMB Bank, n.a., and its address is 928 Grand Boulevard, Kansas City, Missouri. In general, the custodian is responsible for holding the Fund's cash and securities. Deloitte & Touche LLP, located at 1010 Grand Boulevard, Kansas City, Missouri, is the Trust's independent registered public accounting firm, and audits the Fund's financial statements and prepares the Fund's tax returns.

BROKERAGE ALLOCATION AND OTHER PRACTICES

         One of the duties undertaken by IICO pursuant to the Management Agreement is to arrange the purchase and sale of securities for the portfolio of the Fund. Transactions in securities other than those for which an exchange is the primary market are generally effected with dealers acting as principals or market makers. Brokerage commissions are paid primarily for effecting transactions in securities traded on an exchange and otherwise only if it appears likely that a better price or execution can be obtained. The individual who manages the Fund may manage other advisory accounts with similar investment objectives. It can be anticipated that the manager will frequently place concurrent orders for all or most accounts for which the manager has responsibility or IICO may otherwise combine orders for the Fund with those of other funds in the Ivy Family of Funds' or other accounts for which it or its affiliate, WRIMCO, has investment discretion, including accounts affiliated with IICO or WRIMCO. IICO, at its discretion, may aggregate such orders. Under current written procedures, transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each fund or advisory account, except where the combined order is not filled completely. In this case, for a transaction not involving an initial public offering (IPO), IICO will ordinarily allocate the transaction pro rata based on the orders placed, subject to certain variances provided for in the written procedures. For a partially filled IPO order, subject to certain variances specified in the written procedures, IICO generally allocates the shares as follows: the IPO shares are initially allocated pro rata among the included funds and/or advisory accounts grouped according to investment objective, based on relative total assets of each group; and the shares are then allocated within each group pro rata based on relative total assets of the included funds and/or advisory accounts, except that (a) within a group having a small cap-related investment objective, shares are allocated on a rotational basis after taking into account the impact of the anticipated initial gain on the value of the included fund or advisory account and (b) within a group having a mid-cap-related investment objective, shares are allocated based on the portfolio manager's judgment, including but not limited to such factors as investment strategies and policies of the fund or advisory account, cash availability, any minimum investment policy, liquidity, anticipated term of the investment and current securities positions.

         In all cases, IICO seeks to implement its allocation procedures to achieve a fair and equitable allocation of securities among its funds and other advisory accounts. Sharing in large transactions could affect the price the Fund pays or receives or the amount it buys or sells. As well, a better negotiated commission may be available through combined orders.

         To effect the portfolio transactions of the Fund, IICO is authorized to engage broker-dealers (brokers) which, in its best judgment based on all relevant factors, will implement the policy of the Fund to seek best execution (prompt and reliable execution at the best price obtainable) for reasonable and competitive commissions. IICO need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interests and policies of the Fund. Subject to review by the Board of Trustees, such policies include the selection of brokers which provide execution and/or research services and other services, including pricing or quotation services directly or through others (research and brokerage services) considered by IICO to be useful or desirable for its investment management of the Fund and/or the other funds and accounts over which IICO has investment discretion.

         Research and brokerage services are, in general, defined by reference to Section 28(e) of the Securities Exchange Act of 1934 as including (1) advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities and purchasers or sellers; (2) furnishing analyses and reports; or (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). Investment discretion is, in general, defined as having authorization to determine what securities shall be purchased or sold for an account, or making those decisions even though someone else has responsibility.

         The commissions paid to brokers that provide such research and/or brokerage services may be higher than the commission another qualified broker would charge for effecting comparable transactions and are permissible if a good faith determination is made by IICO that the commission is reasonable in relation to the research or brokerage services provided. Subject to the foregoing considerations, IICO may also consider sales of Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions. No allocation of brokerage or principal business is made to provide any other benefits to IICO.

         The investment research provided by a particular broker may be useful only to one or more of the other advisory accounts of IICO and/or WRIMCO, and investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. To the extent that electronic or other products provided by such brokers to assist IICO in making investment management decisions are used for administration or other non-research purposes, a reasonable allocation of the cost of the product attributable to its non-research use is made and this cost is paid by IICO.

         Such investment research (which may be supplied by a third party at the request of a broker) includes information on particular companies and industries as well as market, economic or institutional activity areas. It serves to broaden the scope and supplement the research activities of IICO; serves to make available additional views for consideration and comparisons; and enables IICO to obtain market information on the price of securities held in the Fund's portfolio or being considered for purchase. The Fund may also use its brokerage to pay for pricing or quotation services to value securities.

Proxy Voting Policy

The Funds have delegated all proxy voting responsibilities to their investment manager. IICO has established guidelines that reflect what it believes are desirable principles of corporate governance.

Beginning in 2004, the Funds are required to file with the SEC their complete proxy voting record for the twelve-month period ending June 30, by no later that August 31 of each year. Also beginning in 2004, the Funds' proxy voting record for the twelve-month period ending June 30 will be available on the SEC's website at www.sec.gov.

Listed below are several reoccurring issues and IICO's corresponding positions.

Board of Trustees Issues:

IICO generally supports proposals requiring that a majority of the Board consist of outside, or independent, trustees.

IICO generally votes against proposals to limit or eliminate liability for monetary damages for violating the duty of care.

IICO generally votes against indemnification proposals that would expand coverage to more serious acts such as negligence, willful or intentional misconduct, derivation of improper personal benefit, absence of good faith, reckless disregard for duty, and unexcused pattern of inattention. The success of a corporation in attracting and retaining qualified trustees and officers, in the best interest of shareholders, is partially dependent on its ability to provide some satisfactory level of protection from personal financial risk. IICO will support such protection so long as it does not exceed reasonable standards.

IICO generally votes against proposals requiring the provision for cumulative voting in the election of directors as cumulative voting may allow a minority group of shareholders to cause the election of one or more directors.

Corporate Governance Issues:

IICO generally supports proposals to ratify the appointment of independent accountants/auditors unless reasons exist which cause it to vote against the appointment.

IICO generally votes against proposals to restrict or prohibit the right of shareholders to call special meetings.

IICO generally votes against proposals which include a provision to require a supermajority vote to amend any charter or bylaw provision, or to approve mergers or other significant business combinations.

IICO generally votes for proposals to authorize an increase in the number of authorized shares of common stock.

IICO generally votes against proposals for the adoption of a Shareholder Rights Plan (sometimes "Purchase Rights Plan"). It believes that anti-takeover proposals are generally not in the best interest of shareholders. Such a Plan gives the Board virtual veto power over acquisition offers which may well offer material benefits to shareholders.

Executive/Employee Issues:

IICO will generally vote for proposals to establish an Employee Stock Ownership Plan (ESOP) as long as the size of the Plan is reasonably limited.

Political Activity:

IICO will generally vote against proposals relating to corporate political activity or contributions, or to require the publication of reports on political activity or contributions made by political action committees (PAC's) sponsored or supported by the corporation. PAC contributions are generally made with funds contributed voluntarily by employees, and provide positive individual participation in the political process of a democratic society. In addition, Federal and most state laws require full disclosure of political contributions made by PAC's. This is public information and available to all interested parties.

Conflicts of Interest Between IICO and the Funds:

IICO will use the following three-step process to address conflicts of interest: (1) IICO will attempt to identify any potential conflicts of interest; (2) IICO will then determine if the conflict as identified is material; and (3) IICO will follow the procedures established below to ensure that its proxy voting decisions are based on the best interests of the Funds and are not the product of a material conflict. The attached Exhibit A includes sample proxy voting conflict of interest procedures.

I. Identifying Conflicts of Interest: IICO will evaluate the nature of its relationships to assess which, if any, might place its interests, as well as those of its affiliates, in conflict with those of the fund's shareholders on a proxy voting matter. IICO will review any potential conflicts that involve the following four general categories to determine if there is a conflict and if so, if the conflict is material:
  Business Relationships -- IICO will review any situation for a material conflict where IICO manages money for a company or an employee group, manages pension assets, administers employee benefit plans, leases office space from a company, or provides brokerage, underwriting, insurance, banking or consulting services to a company or if it is determined that IICO (or an affiliate) otherwise has a similar significant relationship with a third party such that the third party might have an incentive to encourage IICO to vote in favor of management.
  Personal Relationships -- IICO will review any situation where it (or an affiliate) has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships to determine if a material conflict exists.
  Familial Relationships -- IICO will review any situation where it (or an affiliate) has a known familial relationship relating to a company (e.g., a spouse or other relative who serves as a director of a public company or is employed by the company) to determine if a material conflict exists.

IICO will designate an individual or committee to review and identify proxies for potential conflicts of interest on an ongoing basis.

II. "Material Conflicts": IICO will review each relationship identified as having a potential conflict based on the individual facts and circumstances. For purposes of this review, IICO will attempt to detect those relationships deemed material based on the reasonable likelihood that they would be viewed as important by the average shareholder.

In considering the materiality of a conflict, IICO will take a two-step approach:

  Financial Materiality -- A relationship will be considered presumptively non-material unless the relationship represents 5% or more of IICO's annual revenue. If the relationship involves an affiliate, the "material" benchmark will be 15% or more of IICO's annual revenue.
  Non-Financial Materiality -- IICO will review all known relationships of portfolio managers and senior management for improper influence.

III. Procedures to Address Material Conflicts: IICO will use the following techniques to vote proxies that have been determined to present a "Material Conflict."

  Use a Proxy Voting Service for Specific Proposals -- As a primary means of voting material conflicts, IICO will vote per the recommendation of an independent proxy voting service (Institutional Shareholder Services (ISS) or another independent third party if a recommendation from ISS is unavailable).
  Client directed -- If the Material Conflict arises from IICO's management of a third party account and the client provides voting instructions on a particular vote, IICO will vote according to the directions provided by the client.
  Use a Predetermined Voting Policy -- If no directives are provided by either ISS or the client, IICO may vote material conflicts pursuant to the pre-determined Proxy Voting Policies, established herein, should such subject matter fall sufficiently within the identified subject matter. If the issue involves a material conflict and IICO chooses to use a predetermined voting policy, IICO will not be permitted to vary from the established voting policies established herein.
  Seek Board Guidance -- If the Material Conflict does not fall within one of the situations referenced above, IICO may seek guidance from the Funds' Board of Trustees on matters involving a conflict. Under this method, IICO will disclose the nature of the conflict to the Fund Board and obtain the Board's consent or direction to vote the proxies. IICO may use the Board Guidance to vote proxies for its non-mutual fund clients.

PROXY VOTING RECORD

         Information regarding how the proxies for the Fund were voted during the most recent 12-month period ended June 30, 2004, is available on the Funds' website, www. ivyfunds .com, and on the SEC's website at http://www.sec.gov.

CAPITALIZATION AND VOTING RIGHTS

         The capitalization of the Trust consists of an unlimited number of shares of beneficial interest (no par value per share). When issued, shares of each class of each Fund are fully paid, non-assessable, redeemable and fully transferable. No class of shares of any Fund has preemptive rights or subscription rights.

         The Declaration of Trust permits the Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes. The Trustees have currently authorized the following series, each of which represents a fund: Ivy Balanced Fund, Ivy Bond Fund, Ivy Cash Reserves Fund (as of June 16, 2003, Ivy Cash Reserves Fund is closed to new investments), Ivy Cundill Global Value Fund, Ivy Dividend Income Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Fund, Ivy International Balanced Fund, Ivy International Value Fund, Ivy Mortgage Securities Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund, and Ivy Value Fund. The Trustees had also authorized the issuance of Class A, Class B, Class C and Class Y shares of each of these Funds (except Ivy Cash Reserves Fund does not offer Class Y shares). The Trustees have further authorized the issuance of the following classes, which are now closed to further investment: Advisor Class shares for Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Fund, Ivy International Value Fund and Ivy Pacific Opportunities Fund, as well as Class I shares for, Ivy Cundill Global Value Fund, Ivy European Opportunities Fund and Ivy International Value Fund. Under the Declaration of Trust, the Trustees may terminate any Fund without shareholder approval. This might occur, for example, if a Fund does not reach or fails to maintain an economically viable size.

         Shareholders have the right to vote for the election of Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the Trust's By-Laws. The Trust is not required to hold a regular annual meeting of shareholders, and it does not intend to do so. Shares of each class of each Fund entitle their holders to one vote per share (with proportionate voting for fractional shares). Shareholders of each Fund are entitled to vote alone on matters that only affect that Fund. All classes of shares of each Fund will vote together, except with respect to the distribution plan applicable to the Fund's Class A, Class B, Class C. or Class Y shares or when a class vote is required by the 1940 Act. On matters relating to all funds of the Trust, but affecting the funds differently, separate votes by the shareholders of each fund are required. Approval of an investment advisory agreement and a change in fundamental policies would be regarded as matters requiring separate voting by the shareholders of each fund of the Trust. If the Trustees determine that a matter does not affect the interests of a Fund, then the shareholders of that Fund will not be entitled to vote on that matter. Matters that affect the Trust in general, such as ratification of the selection of independent certified public accountants, will be voted upon collectively by the shareholders of all funds of the Trust.

         As used in this SAI and the Prospectus, the phrase "majority vote of the outstanding shares" of a Fund means the vote of the lesser of: (1) 67% of the shares of that Fund (or of the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of that Fund (or of the Trust).

         With respect to the submission to shareholder vote of a matter requiring separate voting by a Fund, the matter shall have been effectively acted upon with respect to that Fund if a majority of the outstanding voting securities of the Fund votes for the approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

         The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

         The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board, in which case the holders of the remaining shares would not be able to elect any Trustees.

         Under Massachusetts law, the Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder of any Fund held personally liable for the obligations of that Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote. No series of the Trust is liable for the obligations of any other series of the Trust.

PURCHASE , REDEMPTION AND PRICING OF SHARES

         Effective July 2, 2003, the Fund is closed to new shareholders. Current Class A shares shareholders may purchase additional shares. Class B and Class C shares are only available by exchange of the same Class of shares of another Fund in the Ivy Funds.

Subsequent Investments for Class A shares

          C urrent Class A shareholders purchasing through payroll deduction may invest any amount. With the exception of automatic withdrawals from a shareholder's bank account (such withdrawals must be equal to or greater than $25), a current Class A shareholder may make subsequent investments of any amount. See Exchanges.

         Purchase of the Fund's shares are effective after (1) one of the methods for purchasing the Fund's shares indicated in the prospectus has been properly completed and (2) UMB Bank, n.a. (the Bank) has Federal funds available to it. Federal funds are monies of a member bank with the Federal Reserve System held in deposit at a Federal Reserve Bank. They represent immediately available cash. If payment is made by check or otherwise than in Federal funds, it will be necessary to convert investors' payments into Federal funds, and orders for the purchase of the Fund's shares, if accepted by Waddell & Reed, will become effective on the day Federal funds are received for value by the Bank; this is normally anticipated to be two business days following receipt of payment by Waddell & Reed. The Fund's shares are issued at their NAV next determined after the effectiveness of the purchase (i.e., at $1.00 per share except under extraordinary circumstances as described above).

         If you wish to insure that shares will be issued on the same day on which your payment is made, you should (1) place your order for Class A shares by wire so that it will be received by the Bank prior to 3:00 p.m. Kansas City time, and (2) before wiring the order, phone IFDI at 800-532-6472 to make sure that the wire order as described above is properly identified. See Payments to Shareholders -- General for information regarding dividend payment.

         IFDI has the right not to accept any purchase order for the Fund's shares. Certificates are not normally issued but may be requested for Class A shares. No certificates are issued for Class B or Class C shares. Shareholdings are recorded on the Fund's books whether or not a certificate is issued.

Systematic Withdrawal Plan for Class A, Class B and Class C Shareholders

         If you qualify, you may arrange to receive through the Systematic Withdrawal Plan (Service) regular monthly, quarterly, semiannual or annual payments by redeeming on an ongoing basis Class A, Class B or Class C shares that you own of any of the funds in the Ivy Family of Funds and, for clients of Waddell & Reed, Inc. and Legend, any of the funds in Advisors Family of Funds. It would be a disadvantage to an investor to make additional purchases of Class A shares while the Service is in effect because it would result in duplication of sales charges. Class B and Class C shares, and certain Class A shares to which the CDSC otherwise applies, that are redeemed under the Service are not subject to a CDSC provided the amount withdrawn does not exceed, annually, 12% of the account value. Prior to November 1, 2003, Class B and Class C shares, and certain Class A shares to which the CDSC otherwise applied, that were redeemed under the Service were not subject to a CDSC provided the amount withdrawn did not exceed, annually, 24% of the account value. For shareholders who had established the Service prior to November 1, 2003, the 24% maximum continues to apply. Applicable forms to start the Service are available through WRSCO.

         The maximum amount of the withdrawal for monthly, quarterly, semiannual and annual withdrawals is 1%, 3%, 6% and 12%, respectively, of the value of your account at the time the Service is established. (For shareholders who had established the Service prior to November 1, 2003, the maximum amount of the withdrawal on an annual basis is equal to 24% of the value of your account.) As noted above, the withdrawal proceeds are not subject to the CDSC, but only within these percentage limitations. The minimum withdrawal is $50. The Service, and this exclusion from the CDSC, do not apply to a one-time withdrawal.

         To qualify for the Service, you must have invested at least $10,000 in Class A, Class B or Class C shares which you still own of any of the funds in the Ivy Family of Funds and, for clients of Waddell & Reed, Inc. and Legend, any of the funds in Advisors Family of Funds; or, you must own Class A, Class B or Class C shares having a value of at least $10,000. The value for this purpose is the value at the current offering price.

         You can choose to have shares redeemed to receive:

         1. a monthly, quarterly, semiannual or annual payment of $50 or more;

         2. a monthly payment, which will change each month, equal to one-twelfth of a percentage of the value of the shares in the Account; (you select the percentage); or

         3. a monthly or quarterly payment, which will change each month or quarter, by redeeming a number of shares fixed by you (at least five shares).

         Shares are redeemed on either the 5th day or the 20th day of the month in which the payment is to be made, or on the prior business day if the 5th or 20th is not a business day. Payments are made within five days of the redemption.

         Retirement plan accounts may be subject to a fee imposed by the Plan Custodian for use of the Service.

         The dividends and distributions on shares of a class you have made available for the Service are paid in additional shares of that class. All payments under the Service are made by redeeming shares, which may involve a gain or loss for tax purposes. To the extent that payments exceed dividends and distributions, the number of shares you own will decrease. When all of the shares in an account are redeemed, you will not receive any further payments. Thus, the payments are not an annuity, an income or a return on your investment.

         You may, at any time, change the manner in which you have chosen to have shares redeemed to any of the other choices originally available to you. You may, at any time, redeem part or all of the shares in your account; if you redeem all of the shares, the Service is terminated. The Fund can also terminate the Service by notifying you in writing.

         After the end of each calendar year, information on shares redeemed will be sent to you to assist you in completing your Federal income tax return.

Exchanges for Shares of Other Funds in the Ivy Funds

    Class A Share Exchanges

         You may exchange Class A shares of the Fund which you have acquired by exchange for Class A shares of one or more other funds in the Ivy Funds (whose shares are sold with a sales charge) and any shares received in payment of dividends on those Class A shares of the Fund for Class A shares of any of the other funds in the Ivy Funds, without payment of any additional sales charge, if shares of the Fund were previously acquired by an exchange from Class A shares of a non money market fund upon which a sales charge has already been paid.

         You may exchange Class A shares of the Fund for Class Y shares of one or more other funds in the Ivy Funds, if you are an eligible shareholder for Class Y shares.

         In addition, you may specify a dollar amount of Class A shares of the Fund to be automatically exchanged each month into Class A shares of any other fund in the Ivy Funds, provided you already own shares of the fund. The shares which you designate for automatic exchange into any fund must be worth at least $100, which may be allocated among funds in the Ivy Funds, provided each fund receives a value of at least $25. A minimum daily balance of $750 is required in order to maintain such automatic exchange privileges.

   Class B and Class C Share Exchanges

         Class B and Class C shares of the Fund are not available for direct investment. However, shareholders may continue to exchange into Class B and Class C shares of the Fund from Class B and Class C shares of other funds in the Ivy Funds.

         You may specify a dollar amount of Class A shares of the Fund to be automatically exchanged each month into Class B or Class C shares of any other fund in the Ivy Funds, provided you already own Class B or Class C shares, as applicable, of the fund and meet other criteria. The shares which you designate for automatic exchange into any fund must be worth at least $100, which may be allocated among funds in the Ivy Funds, provided each fund receives a value of at least $25. A minimum daily balance of $750 is required in order to maintain such automatic exchange privileges.

   General Exchange Information

         You may exchange only into Funds that are legally permitted for sale in your state of residence. Currently, each Fund within the Ivy Family of Funds may be sold only within the United States and the Commonwealth of Puerto Rico, except that Ivy Cundill Global Value Fund, Ivy Global Natural Resources Fund and Ivy Pacific Opportunities Fund are not eligible for sale in the Commonwealth of Puerto Rico.

         The exchange will be made at the NAVs next determined after receipt of your request in good order by the Fund. When you exchange shares, the total shares you receive will have the same aggregate NAV as the total shares you exchange.

         The Fund reserves the right to terminate or modify these exchange privileges at any time. In exercising this right, the Fund may, for example, limit the frequency of exchanges by a shareholder and/or cancel a shareholder's exchange privilege.

         Exchanges are considered taxable events and may result in a capital gain or a capital loss for tax purposes.

Market Timing Policy

The Funds are intended for long-term investment purposes. The Funds will take steps to seek to deter frequent purchases and redemptions in Fund shares (market timing activities). Market timing activities, especially those involving large dollar amounts, may disrupt portfolio investment management and may increase expenses and negatively impact investment returns for all Fund shareholders, including long-term shareholders. Market timing activities may also increase the expenses of WRSCO and/or IFDI, thereby indirectly affecting the Fund's shareholders.

Certain Funds may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Fund invests a significant portion of its assets in foreign securities, the Fund may be susceptible to a time zone arbitrage strategy in which investors seek to take advantage of Fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Fund shares. A Fund that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as price arbitrage). Price arbitrage is more likely to occur in a Fund that invests a significant portion of its assets in municipal obligations, such as Ivy Municipal Bond Fund, or that invests a significant portion of its assets in high-yield fixed income securities, such as Ivy High Income Fund.

To discourage market timing activities by investors, the Funds' Board of Directors or Board of Trustees has adopted a market timing policy and has approved the procedures of the Funds' transfer agent, WRSCO, for implementing this policy. WRSCO's procedures reflect the criteria that it has developed for purposes of identifying trading activity in Fund shares that may be indicative of market timing activities and outline how it will monitor transactions in Fund shares. In its monitoring of trading activity in Fund shares, on a periodic basis, WRSCO typically reviews Fund share transactions that exceed certain monetary thresholds and/or numerical transaction limits within a particular time period. In its attempt to identify market timing activities, WRSCO considers many factors, including (but not limited to) the frequency, size and/or timing of the investor's transactions in Fund shares. As an additional step, WRSCO reviews internal monthly reporting of a Fund's overall redemption activity in relation to average assets and purchases within the period. If WRSCO identifies what it believes to be market timing activities, WRSCO and/or IFDI will, for clients of Waddell & Reed (including those shareholders that do not utilize any financial intermediary), send a letter to the shareholder to state that we are suspending exchange privileges and will refuse to accept additional purchases in the account. For trading via the NSCC we will, if possible, place a trading block on our system at a dealer-branch level or, if that cannot be accomplished, we will contact the associated broker-dealers and request that they block further trading. The letter will inform the shareholder that he/she may request the reinstatement of exchange privileges and the ability to make additional investments, after a prescribed period of time. In exercising any of the foregoing rights, WRSCO will consider the trading history of accounts under common ownership or control within any of the Waddell & Reed and/or Ivy Funds. For this purpose, transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group and may be rejected in whole or in part. Transactions placed in violation of a Fund's market timing policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

A Fund seeks to apply its market timing policy consistently to all shareholders and prospective investors. Although the Funds, IFDI and WRSCO make efforts to monitor for market timing activities and will seek the assistance of financial intermediaries through which Fund shares are purchased or held, the Funds cannot always identify or detect excessive trading that may be facilitated by financial intermediaries or that are difficult to identify when effected through omnibus accounts maintained by those intermediaries because the intermediary maintains the underlying shareholder account. Under these circumstances, the Fund cannot identify transactions by underlying investors. Accordingly, there can be no assurance that the Funds will be able to eliminate all market timing activities.

Due to the complexity and subjectivity involved in identifying market timing activities and the volume of shareholder transactions that WRSCO processes, there can be no assurance that the Fund's and WRSCO's policies and procedures will identify all trades or trading practices that may be considered market timing activity. WRSCO may modify its procedures for implementing the Funds' market timing policy and/or its monitoring criteria at any time without prior notice. The Fund, WRSCO and/or IFDI shall not be liable for any loss resulting from rejected purchase orders or exchanges.

A Fund's market timing policy, in conjunction with the use of fair value pricing and application of the redemption fee, is intended to reduce a shareholder's ability to engage in market timing activities, although there can be no assurance that a Fund will eliminate market timing activities.

Redemptions

         The Prospectus gives information as to expedited and regular redemption procedures. Redemptions of any class of shares by telephone or fax must be equal to at least $1,000.00. Redemption payments are made within seven (7) days from receipt of request unless delayed because of certain emergency conditions determined by the Securities and Exchange Commission, when the NYSE is closed other than for weekends or holidays, or when trading on the NYSE is restricted. Payment is made in cash, although under extraordinary conditions redemptions may be made in portfolio securities. Payment for redemption of shares of the Fund may be made in portfolio securities when the Fund's Board of Trustees determines that conditions exist making cash payments undesirable. Redemptions made in securities will be made only in readily marketable securities. Securities used for payment of redemptions are valued at the value used in figuring NAV. There would be brokerage costs to the redeeming shareholder in selling such securities. The Fund, however, has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.

Reinvestment Privilege

         The Fund offers a one-time reinvestment privilege that allows you to reinvest without charge all or part of any amount of Class B and Class C shares you redeemed and have the corresponding amount of the deferred sales charge, if any, which you paid restored to your account by adding the amount of that charge to the amount you are reinvesting in shares of the same class. If Fund shares of that class are then being offered, you can put all or part of your redemption payment back into such shares at the NAV next calculated after you have returned the amount. Your written request to do this must be received within forty-five (45) days after your redemption request was received. You can do this only once as to Class B and once as to Class C shares of the Fund. For purposes of determining future deferred sales charges, the reinvestment will be treated as a new investment. You do not use up this privilege by redeeming shares to invest the proceeds at NAV in a Keogh plan or an IRA.

Mandatory Redemption of Certain Small Accounts

         The Fund has the right to compel the redemption of shares held under any account or any plan if the aggregate NAV of such shares (taken at cost or value as the Board of Trustees may determine) is less than $250. The Board intends to compel redemptions of accounts, except for retirement plan accounts, in which the total NAV is less than $250. Shareholders have sixty (60) days from the date on which the NAV falls below $250 to bring the NAV above $250 in order to avoid mandatory redemption. A shareholder may also avoid mandatory redemption by initiating a transaction which either increases or decreases the NAV of the account. A dividend payment does not constitute a shareholder initiated transaction for the purpose of avoiding mandatory redemption.

Additional Information on Check Writing for the Fund

         Checks may not be presented for payment at the office of the bank upon which the checks are drawn because under 1940 Act rules, redemptions may be effected only at the next price determined after the redemption request is presented to the Fund's transfer agent. This limitation does not affect checks used for payment of bills or cashed at other banks. Shareholders may not close their accounts through the writing of a check. If a shareholder is subject to backup withholding described in the Prospectus, no checks will be honored. This privilege is not available for most retirement plan accounts. Contact WRSCO for further information.

Determination of Offering Price

         The value of each share of a class of the Fund is the NAV of the applicable class. The Fund is designed so that the value of each share of each class of the Fund (the NAV per share) will remain fixed at $1.00 per share except under extraordinary circumstances, although this may not always be possible. This NAV per share is what you pay for shares and what you receive when you redeem them prior to the application of the CDSC, if any, to Class B and Class C shares.

         The NAV per share is ordinarily computed once each day that the NYSE is open for trading as of the close of the regular session of the NYSE (ordinarily, 4:00 p.m. Eastern time). The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Years Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, it is possible that the NYSE may close on other days.

         The Fund operates under Rule 2a-7 which permits it to value its portfolio on the basis of amortized cost. The amortized cost method of valuation is accomplished by valuing a security at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium, and does not reflect the impact of fluctuating interest rates on the market value of the security. This method does not take into account unrealized gains or losses.

         While the amortized cost method provides some degree of certainty in valuation, there may be periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on the Fund's shares may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments and changing its dividends based on these changing prices. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund's shares would be able to obtain a somewhat higher yield than would result from investment in such a fund, and existing investors in the Fund's shares would receive less investment income. The converse would apply in a period of rising interest rates.

         Under Rule 2a-7, the Board of Trustees must establish procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00 per share. Such procedures must include review of the Fund's portfolio holdings by the Board at such intervals as it may deem appropriate and at such intervals as are reasonable in light of current market conditions to determine whether the Fund's NAV calculated by using available market quotations (see below) deviates from the per share value based on amortized cost.

         For the purpose of determining whether there is any deviation between the value of the Fund's portfolio based on amortized cost and the value as determined on the basis of available market quotations, if there are readily available market quotations, investments are valued at the mean between the bid and asked prices. If such market quotations are not available, the investments will be valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees, including being valued at prices based on market quotations for investments of similar type, yield and duration.

         Under Rule 2a-7, if the extent of any deviation between the NAV per share based upon available market quotations (see above) and the NAV per share based on amortized cost exceeds one-half of 1%, the Board must promptly consider what action, if any, will be initiated. When the Board believes that the extent of any deviation may result in material dilution or other unfair results to investors or existing shareholders, it is required to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. Such actions could include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, or establishing a NAV per share using available market quotations.

         The procedures which the Board of Trustees has adopted include changes in the dividends payable by the Fund under specified conditions, as further described under Taxes and Payments to Shareholders. The purpose of this portion of the procedures is to provide for the automatic taking of one of the actions which the Board of Trustees might take should it otherwise be required to consider taking appropriate action.

TAXATION OF THE FUND

  General

           The Fund has qualified since inception for treatment as a regulated investment company (RIC) under the Code, so that it is relieved of Federal income tax on that part of its investment company taxable income (consisting generally of net investment income and net short-term capital gains, determined without regard to any deduction for dividends paid) that it distributes to its shareholders. To continue to qualify for treatment as a RIC, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or other income (including gains from options or futures contracts) derived with respect to its business of investing in securities; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

           If the Fund failed to qualify for treatment as a RIC for any taxable year, (a) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year (even if it distributed that income to its shareholders) and (b) the shareholders would treat all distributions out of its earnings and profits, including distributions of net capital gains, as dividends (that is, ordinary income). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

           Dividends and distributions a fund declares in December of any year that are payable to its shareholders of record on a date in that month are deemed to have been paid by the Fund and received by the shareholders on December 31 even if the Fund pays them during the following January. Accordingly, those dividends and distributions will be reported by, and (except for exempt-interest dividends) taxed to, the shareholders for the year in which that December 31 falls.

           The Fund will be subject to a nondeductible 4% excise tax (Excise Tax) to the extent it fails to distribute, by the end of any calendar year, substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. It is the Fund's policy to pay sufficient dividends and distributions each year to avoid imposition of the Excise Tax.

  UNDERWRITER

           IFDI acts as principal underwriter and distributor of the Fund's shares pursuant to an underwriting agreement entered into between IFDI and the Fund (the Distribution Agreement). The Distribution Agreement requires IFDI to use its best efforts to sell the shares of the Fund but is not exclusive, and permits and recognizes that IFDI also distributes shares of other investment companies and other securities. Shares are sold on a continuous basis. IFDI is not required to sell any particular number of shares, and sells shares only for purchase orders received. Under this agreement, IFDI pays the costs of sales literature, including the costs of shareholder reports used as sales literature.

  FINANCIAL STATEMENTS

           The Financial Statements, including notes thereto, for the fiscal year ended March 31, 2004 and the semiannual period ended September 30, 2004 are incorporated herein by reference. They are contained in the Fund's Annual Report to Shareholders, dated March 31, 2004, and the Fund's Semiannual Report to Shareholders, dated September 30, 2004, which are available upon request.

  Quarterly Portfolio Holdings

           Beginning with the quarter ending December 31, 2004, a complete schedule of portfolio holdings for the first and third quarters of each fiscal year will be filed with the SEC on the Fund's Form N-Q. This form may be obtained in the following ways:

    On the SEC's website at http://www.sec.gov.
    For review and copy at the SEC's Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
    Without charge, on the Fund's website at http://www.waddell.com.

  APPENDIX A

           The following are descriptions of some of the ratings of securities which the Fund may use. The Fund may also use ratings provided by other nationally recognized statistical rating organizations in determining the securities eligible for investment.

  DESCRIPTION OF BOND RATINGS

           Standard & Poor's, a division of The McGraw-Hill Companies, Inc. A Standard & Poor's (S&P) corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers or lessees.

           The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

           The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

           The ratings are based, in varying degrees, on the following considerations:

1.	Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

2.	Nature of and provisions of the obligation;

3.

  Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

            The top three rating categories of S&P are described below:

           AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

           AA -- Debt rated AA also qualifies as high quality debt. Capacity to pay interest and repay principal is very strong, and debt rated AA differs from AAA issues only in small degree.

           A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

           Plus (+) or Minus (-) -- To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

           NR -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

           Debt Obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

           Moody's. A brief description of the applicable Moody's rating symbols and their meanings follows:

           Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

           Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

           A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

  DESCRIPTION OF NOTE RATINGS

           Standard and Poor's, a division of The McGraw-Hill Companies, Inc. A S&P note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

           --Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note).

           --Source of Payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note.)

           The note rating symbols and definitions are as follows:

           SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

           SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

           SP-3 Speculative capacity to pay principal and interest.

           Moody's. Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run. Rating symbols and their meanings follow:

           MIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

           MIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

           MIG 3 -- This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

           MIG 4 -- This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

  DESCRIPTION OF COMMERCIAL PAPER RATINGS

           Standard & Poor's, a division of The McGraw Hill Companies, Inc. commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to indicate the relative degree of safety. Issues assigned an A rating (the highest rating) are regarded as having the greatest capacity for timely payment. An A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. An A-2 rating indicates that capacity for timely payment is satisfactory; however, the relative degree of safety is not as high as for issues designated A-1.         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the designations of Prime 1, Prime 2 and Prime 3, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. Issuers rated Prime 1 have a superior capacity for repayment of short-term promissory obligations and repayment capacity will normally be evidenced by (1) lending market positions in well established industries; (2) high rates of return on Funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime 2 also have a strong capacity for repayment of short-term promissory obligations as will normally be evidenced by many of the characteristics described above for Prime 1 issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation; capitalization characteristics, while still appropriate, may be more affected by external conditions; and ample alternate liquidity is maintained.

  Description of Short-Term Credit Ratings

           Fitch Ratings: F1-Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under Fitch's national rating scale, this rating is assigned to the best credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the government. Where the credit risk is particularly strong, a + is added to the assigned rating.

           F2-Indicates a satisfactory capacity for timely payment of financial commitments relative other issuers in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

           F3-Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

           B-Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

           C-Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

           D-Indicates actual or imminent payment default.

           Notes to Short-term national rating:

           + or - may be appended to a national rating to denote relative status within a major rating category. Such suffixes are not added to Short-term national ratings other than F1.

           Ratings Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as Positive, indicating a potential upgrade, Negative, for a potential downgrade, or Evolving, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

  PART C. OTHER INFORMATION

  Item 23: Exhibits:

(a)	Articles of Incorporation:

	(a)(1)	Amended and Restated Declaration of Trust dated December 10, 1992, filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(a)(2)

  Redesignation of Shares of Beneficial Interest and Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest (No Par Value) filed with Post-Effective Amendment No. 102 and incorporated by reference herein

	(a)(3)	Amendment to Amended and Restated Declaration of Trust, filed with Post-Effective Amendment No. 102 and incorporated by reference herein

	(a)(4)	Amendment to Amended and Restated Declaration of Trust, filed with Post-Effective Amendment No. 102 and incorporated by reference herein

	(a)(5)	Establishment and Designation of Additional Series (Ivy Emerging Growth Fund), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(a)(6)

  Redesignation of Shares (Ivy Growth with Income Fund--Class A) and Establishment and Designation of Additional Class (Ivy Growth with Income Fund--Class C), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(a)(7)

  Redesignation of Shares (Ivy Emerging Growth Fund--Class A, Ivy Growth Fund--Class A and Ivy International Fund--Class A), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

	(a)(8)	Establishment and Designation of Additional Series (Ivy China Region Fund), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(a)(9)

  Establishment and Designation of Additional Class (Ivy China Region Fund--Class B, Ivy Emerging Growth Fund--Class B, Ivy Growth Fund--Class B, Ivy Growth with Income Fund--Class B and Ivy International Fund--Class B), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

	(a)(10)	Establishment and Designation of Additional Class (Ivy International Fund--Class I), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(a)(11)

  Establishment and Designation of Series and Classes (Ivy Latin American Strategy Fund--Class A and Class B, Ivy New Century Fund--Class A and Class B), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

	(a)(12)	Establishment and Designation of Series and Classes (Ivy International Bond Fund--Class A and Class B), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(a)(13)

  Establishment and Designation of Series and Classes (Ivy Bond Fund, Ivy Canada Fund, Ivy Global Fund, Ivy Short-Term US Government Securities Fund (now known as Ivy Short-Term Bond Fund) -- Class A and Class B), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

	(a)(14)	Redesignation of Ivy Short-Term U.S. Government Securities Fund as Ivy Short-Term Bond Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein

	(a)(15)	Redesignation of Shares (Ivy Money Market Fund--Class A and Ivy Money Market Fund--Class B), filed with Post-Effective Amendment No. 84 and incorporated by reference herein

(a)(16)

  Form of Establishment and Designation of Additional Class (Ivy Bond Fund--Class C; Ivy Canada Fund--Class C; Ivy China Region Fund--Class C; Ivy Emerging Growth Fund--Class C; Ivy Global Fund--Class C; Ivy Growth Fund--Class C; Ivy Growth with Income Fund--Class C; Ivy International Fund--Class C; Ivy Latin America Strategy Fund--Class C; Ivy International Bond Fund--Class C; Ivy Money Market Fund--Class C; Ivy New Century Fund--Class C), filed with Post-Effective Amendment No. 84 and incorporated by reference herein

(a)(17)

  Establishment and Designation of Series and Classes (Ivy Global Science & Technology Fund--Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 86 and incorporated by reference herein

(a)(18)

  Establishment and designation of Series and Classes (Ivy Global Natural Resources Fund--Class A, Class B and Class C; Ivy Asia Pacific Fund--Class A, Class B and Class C; Ivy International Small Companies Fund--Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 89 and incorporated by reference herein

	(a)(19)	Establishment and designation of Series and Classes (Ivy Pan-Europe Fund--Class A, Class B and Class C), filed with Post-Effective Amendment No. 92 and incorporated by reference herein

	(a)(20)	Establishment and designation of Series and Classes (Ivy International Fund II--Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 94 and incorporated by reference herein

(a)(21)

  Form of Establishment and Designation of Additional Class (Ivy Asia Pacific Fund--Advisor Class; Ivy Bond Fund--Advisor Class; Ivy Canada Fund--Advisor Class; Ivy China Region Fund--Advisor Class; Ivy Emerging Growth Fund--Advisor Class; Ivy Global Fund--Advisor Class; Ivy Global Natural Resources Fund--Advisor Class; Ivy Global Science & Technology Fund--Advisor Class; Ivy Growth Fund--Advisor Class; Ivy Growth with Income Fund--Advisor Class; Ivy International Bond Fund--Advisor Class; Ivy International Fund II--Advisor Class; Ivy International Small Companies Fund--Advisor Class; Ivy Latin America Strategy Fund--Advisor Class; Ivy New Century Fund--Advisor Class; Ivy Pan-Europe Fund--Advisor Class), filed with Post-Effective Amendment No. 96 and incorporated by reference herein

(a)(22)

  Redesignations of Series and Classes (Ivy Emerging Growth Fund redesignated as Ivy US Emerging Growth Fund; Ivy New Century Fund redesignated as Ivy Developing Nations Fund; and, Ivy Latin America Strategy Fund redesignated as Ivy South America Fund), filed with Post-Effective Amendment No. 97 and incorporated by reference herein

(a)(23)

  Redesignation of Series and Classes and Establishment and Designation of Additional Class (Ivy International Bond Fund redesignated as Ivy High Yield Fund; Class I shares of Ivy High Yield Fund established), filed with Post-Effective Amendment No. 98 and incorporated by reference herein

(a)(24)

  Establishment and designation of Series and Classes (Ivy US Blue Chip Fund--Class A, Class B, Class C, Class I and Advisor Class), filed with Post-Effective Amendment No. 101 and incorporated by reference herein

	(a)(25)	Redesignation of Series and Classes (Ivy High Yield Fund redesignated as Ivy International Strategic Bond Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein

(a)(26)

  Establishment and designation of Series and Classes (Ivy European Opportunities Fund -- Class A, Class B, Class C, Class I and Advisor Class) filed with Post-Effective Amendment No. 110 and incorporated by reference herein

(a)(27)

  Establishment and designation of Series and Classes (Ivy Cundill Value Fund -- Class A, Class B, Class C, Class I and Advisor Class) filed with Post-Effective Amendment No. 113 and incorporated by reference herein

(a)(28)

  Establishment and designation of Series and Classes Ivy Next Wave Internet Fund -- Class A, Class B, Class C, Class I and Advisor Class) filed with Post-Effective Amendment No. 113 and incorporated by reference herein

	(a)(29)	Establishment and Designation of Additional Class (Ivy International Fund--Advisor Class), filed with Post-Effective Amendment No. 119 and incorporated by reference herein

(a)(30)

  Redesignation of Series of Shares of Beneficial Interest and Redesignation of Classes of Shares of Beneficial Interest (Ivy Next Wave Internet Fund redesignated as Ivy International Growth Fund) filed with Post-Effective Amendment No. 118 and incorporated by reference herein

(a)(31)

  Redesignation of Series of Shares of Beneficial Interest and Redesignation of Classes of Shares of Beneficial Interest (Ivy Developing Nations Fund redesignated as Ivy Developing Markets Fund) filed with Post-Effective Amendment No. 119 and incorporated by reference herein

(a)(32)

  Redesignation of Series of Shares of Beneficial Interest and Redesignation of Classes of Shares of Beneficial Interest (Ivy China Region Fund redesignated as Ivy Pacific Opportunities Fund) filed with Post-Effective Amendment No. 119 and incorporated by reference herein

(a)(33)

  Redesignation of Series of Shares of Beneficial Interest and Redesignation of Classes of Shares of Beneficial Interest (Ivy International Fund II redesignated as Ivy International Value Fund) filed with Post-Effective Amendment No. 119 and incorporated by reference herein

(a)(34)

  Abolition of Series of Shares of Beneficial Interest (Ivy Growth With Income Fund, Ivy Pan-Europe Fund, Ivy South America Fund) filed with Post-Effective Amendment No. 119 and incorporated by reference herein

(a)(35)

  Redesignation of Series of Shares of Beneficial Interest and Redesignation of Classes of Shares of Beneficial Interest (Ivy Cundill Value Fund redesignated as Ivy Cundill Global Value Fund) filed with Post-Effective Amendment No. 120 and incorporated by reference herein

(a)(36)

  Establishment and Designation of Additional Class (Ivy Cundill Global Value Fund--Class Y; Ivy European Opportunities Fund--Class Y; Ivy Global Natural Resources Fund--Class Y; Ivy International Fund--Class Y; Ivy International Value Fund--Class Y; Ivy Pacific Opportunities Fund--Class Y) filed with Post-Effective Amendment No. 124 and incorporated by reference herein

	(a)(37)	Establishment and Designation of Series and Classes (Ivy Dividend Income Fund--Class A, Class B, Class C and Class Y) filed with Post-Effective Amendment No. 125 and incorporated by reference herein

	(a)(38)	Abolition of Series of Shares (Ivy International Growth Fund) filed with Post-Effective Amendment No. 128 and incorporated by reference herein

	(a)(39)	Amendment to Amended and Restated Declaration of Trust filed with Post-Effective Amendment No. 128 and incorporated by reference herein

(a)(40)

  Redesignation of Series of Shares of Beneficial Interest and Redesignation of Classes of Shares of Beneficial Interest (Ivy Money Market Fund redesignated as Ivy Cash Reserves Fund) filed with Post-Effective Amendment No. 128 and incorporated by reference herein

(a)(41)

  Abolition of Series of Shares (Ivy Bond Fund, Ivy Developing Markets Fund, Ivy Global Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy International Small Companies Fund, Ivy US Blue Chip Fund, Ivy US Emerging Growth Fund) filed with Post-Effective Amendment No. 128 and incorporated by reference herein

(a)(42)

  Establishment and Designation of Additional Series of Shares (Ivy Balanced Fund, Ivy Bond Fund, Ivy International Balanced Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund, Ivy Value Fund) filed with Post-Effective Amendment No. 128 and incorporated by reference herein

	(a)(43)	Amendment to Amended and Restated Declaration of Trust filed with Post-Effective Amendment No. 128 and incorporated by reference herein

(b)	By-laws:

	(b)(1)	By-Laws, as amended, filed with Post-Effective Amendment No. 102 and incorporated by reference herein

	(b)(2)	Amendment to the By-Laws, dated April 23, 2001, filed with Post-Effective Amendment No. 120 and incorporated by reference herein

	(b)(3)	Amendment to the By-Laws, dated December 17, 2002, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(b)(4)	Amendment to the By-Laws, dated September 3, 2003, filed with Post-Effective Amendment No. 127 and incorporated by reference herein

	(b)(5)	Amendment to the By-Laws, effective February 2, 2004, filed with Post-Effective Amendment No. 130 and incorporated by reference herein

(c)	Instruments Defining the Rights of Security Holders:

	(c)(1)	Specimen Securities for Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Money Market Fund, filed with Post-Effective Amendment No. 49 and incorporated by reference herein

	(c)(2)	Specimen Security for Ivy Emerging Growth Fund, filed with Post-Effective Amendment No. 70 and incorporated by reference herein

	(c)(3)	Specimen Security for Ivy China Region Fund, filed with Post-Effective Amendment No. 74 and incorporated by reference herein

	(c)(4)	Specimen Security for Ivy Latin American Strategy Fund, filed with Post-Effective Amendment No. 75 and incorporated by reference herein

	(c)(5)	Specimen Security for Ivy New Century Fund, filed with Post-Effective Amendment No. 75 and incorporated by reference herein

	(c)(6)	Specimen Security for Ivy International Bond Fund, filed with Post-Effective Amendment No. 76 and incorporated by reference herein

(c)(7)

  Specimen Securities for Ivy Bond Fund, Ivy Canada Fund, Ivy Global Fund, and Ivy Short-Term U.S. Government Securities Fund, filed with Post-Effective Amendment No. 77 and incorporated by reference herein

(d)	Investment Advisory Contracts:

	(d)(1)	Investment Advisory Agreement between Ivy Fund and Mackenzie Financial Corporation, filed as Exhibit (d)(12) to Post-Effective Amendment No. 102 and incorporated by reference herein

(d)(2)

  Form of Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Pan-Europe Fund), filed as Exhibit (d)(17) to Post-Effective Amendment No. 94 and incorporated by reference herein

(d)(3)

  Addendum to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed as Exhibit (d)(19) to Post-Effective Amendment No. 98 and incorporated by reference herein

(d)(4)

  Supplement to Master Business Management Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Global Natural Resources Fund), filed as Exhibit (d)(37) to Post-Effective Amendment No. 121 and incorporated by reference herein

(d)(5)

  Investment Advisory Agreement between Ivy Fund and Mackenzie Financial Corp. (Ivy Global Natural Resources Fund), filed as Exhibit (d)(38) to Post-Effective Amendment No. 121 and incorporated by reference herein

	(d)(6)	Master Business Management and Investment Advisory Agreement between Ivy Fund and Waddell & Reed Ivy Investment Company filed with Post-Effective Amendment No. 122 and incorporated by reference herein

(d)(7)

  Master Business Management Agreement between Ivy Fund and Waddell & Reed Ivy Investment Company (Ivy Global Natural Resources Fund), filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(d)(8)	Expense Limitation Agreement between Ivy Fund and Waddell & Reed Ivy Investment Company, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

(d)(9)

  Subadvisory Agreement between Waddell & Reed Ivy Investment Company and Henderson Investment Management Limited (Ivy European Opportunities Fund and Ivy International Small Companies Fund), filed with Post-Effective Amendment No. 122 and incorporated by reference herein

(d)(10)

  Subadvisory Agreement between Waddell & Reed Ivy Investment Company and Peter Cundill & Associates, Inc. (Ivy Cundill Global Value Fund), filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(d)(11)	Investment Management Agreement between Ivy Fund and Waddell & Reed Ivy Investment Company (Ivy Dividend Income Fund), filed with Post-Effective Amendment No. 123 and incorporated by reference herein

(d)(12)

  Investment Management Agreement between Ivy Fund and Waddell & Reed Ivy Investment Company (Ivy Balanced Fund, Ivy Bond Fund, Ivy International Balanced Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund and Ivy Value Fund), filed with Post-Effective Amendment No. 126 and incorporated by reference herein

(d)(13)

  Subadvisory Agreement between Waddell & Reed Ivy Investment Company and Advantus Capital Management, Inc. (Ivy Bond Fund, Ivy Mortgage Securities Fund and Ivy Real Estate Securities Fund), filed with Post-Effective Amendment No. 127 and incorporated by reference herein

(d)(14)

  Subadvisory Agreement between Waddell & Reed Ivy Investment Company and State Street Research and Management Company, Inc. (Ivy Small Cap Value Fund), filed with Post-Effective Amendment No. 127 and incorporated by reference herein

(d)(15)

  Subadvisory Agreement between Waddell & Reed Ivy Investment Company and Templeton Investment Counsel, Inc. (Ivy International Balanced Fund), filed with Post-Effective Amendment No. 127 and incorporated by reference herein

	(d)(16)	Expense Reimbursement Agreement between Ivy Fund and Waddell & Reed Ivy Investment Company (Ivy Bond Fund), filed with Post-Effective Amendment No. 127 and incorporated by reference herein

(d)(17)

  Expense Reimbursement Agreement between Ivy Fund and Waddell & Reed Ivy Investment Company (Ivy Mortgage Securities Fund), filed with Post-Effective Amendment No. 127 and incorporated by reference herein

(e)	Underwriting Contracts:

	(e)(1)	Amended and Restated Distribution Agreement filed as Exhibit (e)(20) to Post-Effective Amendment No. 120 and incorporated by reference herein

	(e)(2)	Underwriting Agreement between Ivy Fund and Ivy Funds Distributor, Inc. (Ivy Dividend Income Fund), filed with Post-Effective Amendment No. 123 and incorporated by reference herein

	(e)(3)	Distribution Agreement between Ivy Funds and Ivy Funds Distributor, Inc., dated September 3, 2003, filed with Post-Effective Amendment No. 127 and incorporated by reference herein

(f)	Bonus or Profit Sharing Contracts: Inapplicable

(g)	Custodian Agreements:

	(g)(1)	Custodian Agreement between Ivy Fund and UMB Bank, N.A., filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(g)(2)	Foreign Custody Manager Delegation Agreement between Ivy Fund and Citibank, N.A., filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(g)(3)	Revised Appendix B to Custodian Agreement between Ivy Funds and UMB Bank, n.a., filed with Post-Effective Amendment No. 130 and incorporated by reference herein

(h)	Other Material Contracts:

	(h)(1)	Transfer Agency and Shareholder Services Agreement between Ivy Fund and Ivy Management, Inc., filed as Exhibit (h)(10) to Post-Effective Amendment No. 102 and incorporated by reference herein

	(h)(2)	Transfer Agency Services Agreement between PFPC Inc. and Ivy Fund, filed as Exhibit (h)(63) to Post-Effective Amendment No. 121 and incorporated by reference herein

	(h)(3)	Master Administrative Services Agreement between Ivy Fund and Waddell & Reed Ivy Investment Company, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(h)(4)	Assignment of Master Administrative Services Agreement to Waddell & Reed Services Company, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(h)(5)	Master Fund Accounting Services Agreement between Ivy Fund and Waddell & Reed Ivy Investment Company filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(h)(6)	Assignment of Master Fund Accounting Services Agreement to Waddell & Reed Services Company, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(h)(7)	Administrative Services Agreement Supplement, dated April 9, 2003, filed with Post-Effective Amendment No. 123 and incorporated by reference herein

	(h)(8)	Shareholder Servicing Agreement between Ivy Fund and Waddell & Reed Services Company (Ivy Dividend Income Fund), filed with Post-Effective Amendment No. 123 and incorporated by reference herein

	(h)(9)	Accounting Services Agreement between Ivy Fund and Waddell & Reed Services Company (Ivy Dividend Income Fund), filed with Post-Effective Amendment No. 123 and incorporated by reference herein

(h)(10)

  Accounting Services Agreement between Ivy Funds and Waddell & Reed Services Company, dated September 3, 2003, filed as Exhibit (m)(16) with Post-Effective Amendment No. 127 and incorporated by reference herein

(h)(11)

  Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, dated September 3, 2003, filed as Exhibit (m)(17) with Post-Effective Amendment No. 127 and incorporated by reference herein

(i)	Opinion and consent of counsel, filed with this Post-Effective Amendment No. 132

(j)	Consent of Deloitte & Touche, Independent Accountants, filed with this Post-Effective Amendment No. 132

(k)	Omitted Financial Statements: Not applicable

(l)	Initial Capital Agreements: Not applicable

(m)	Rule 12b-1 Plans:

	(m)(1)	Form of Rule 12b-1 Related Agreement, filed as Exhibit (m)(4) to Post-Effective Amendment No. 102 and incorporated by reference herein

	(m)(2)	Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares, filed as Exhibit (m)(5) to Post-Effective Amendment No. 102 and incorporated by reference herein

	(m)(3)	Supplement to Distribution Plan for Ivy Fund Class B Shares, filed as Exhibit (m)(6) to Post-Effective Amendment No. 103 and incorporated by reference herein

	(m)(4)	Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares, filed as Exhibit (m)(7) to Post-Effective Amendment No. 103 and incorporated by reference herein

	(m)(5)	Supplement to Distribution Plan for Ivy Fund Class B Shares, filed as Exhibit (m)(8) to Post-Effective Amendment No. 103 and incorporated by reference herein

	(m)(6)	Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares, filed as Exhibit (m)(9) to Post-Effective Amendment No. 103 and incorporated by reference herein

	(m)(7)	Supplement to Distribution Plan for Ivy Fund Class B Shares, filed as Exhibit (m)(10) to Post-Effective Amendment No. 103 and incorporated by reference herein

	(m)(8)	Amended and Restated Distribution Plan for Ivy Fund Class A Shares, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(m)(9)	Amended and Restated Distribution Plan for Ivy Fund Class B Shares, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(m)(10)	Amended and Restated Distribution Plan for Ivy Fund Class C Shares, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(m)(11)	Distribution and Service Plan for Ivy Dividend Income Fund Class A Shares, filed with Post-Effective Amendment No. 123 and incorporated by reference herein

	(m)(12)	Distribution and Service Plan for Ivy Dividend Income Fund Class B Shares, filed with Post-Effective Amendment No. 123 and incorporated by reference herein

	(m)(13)	Distribution and Service Plan for Ivy Dividend Income Fund Class C Shares, filed with Post-Effective Amendment No. 123 and incorporated by reference herein

	(m)(14)	Distribution and Service Plan for Ivy Dividend Income Fund Class Y Shares, filed with Post-Effective Amendment No. 123 and incorporated by reference herein

	(m)(15)	Distribution and Service Plan for Class Y Shares, filed with Post-Effective Amendment No. 124 and incorporated by reference herein

(n)	Rule 18f-3 Plans:

	(n)(1)	Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 83 and incorporated by reference herein

	(n)(2)	Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 85 and incorporated by reference herein

	(n)(3)	Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 87 and incorporated by reference herein

	(n)(4)	Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 89 and incorporated by reference herein

	(n)(5)	Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 92 and incorporated by reference herein

	(n)(6)	Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 94 and incorporated by reference herein

	(n)(7)	Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 96 and incorporated by reference herein

(n)(8)

  Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 98 and incorporated by reference herein (a corrected version of which was filed with Post-Effective Amendment No. 99)

	(n)(9)	Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 101 and incorporated by reference herein

	(n)(10)	Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 110 and incorporated by reference herein

	(n)(11)	Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 114 and incorporated by reference herein

	(n)(12)	Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 117 and incorporated by reference herein

	(n)(13)	Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 119 and incorporated by reference herein

	(n)(14)	Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 120 and incorporated by reference herein

(n)(15)

  Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, dated January 21, 2003, filed with Post-Effective Amendment No. 124 and incorporated by reference herein

(p)	Codes of Ethics:

	(p)(1)	Code of Ethics of Peter Cundill & Associates, Inc., filed as Exhibit (p)(2) to Post-Effective Amendment No. 113 and incorporated by reference herein

	(p)(2)	Code of Ethics of Mackenzie Financial Corporation filed as Exhibit (p)(3) to Post Effective Amendment No. 116 and incorporated by reference herein

	(p)(3)	Code of Ethics of Henderson Investment Management Limited filed as Exhibit (p)(4) to Post Effective Amendment No. 116 and incorporated by reference herein

(p)(5)

  Code of Ethics for Ivy Funds, Waddell & Reed Ivy Investment Company and Ivy Funds Distributor, Inc., adopted on January 21, 2003 and revised February 18, 2004, filed with Post-Effective Amendment No. 130 and incorporated by reference herein

	(p)(6)	Code of Ethics pursuant to the Sarbanes-Oxley Act of 2002, filed with Post-Effective Amendment No. 130 and incorporated by reference herein

	(p)(7)	Code of Ethics of Franklin Templeton Investments, filed with Post-Effective Amendment No. 131 and incorporated by reference herein

	(p)(8)	Code of Ethics of State Street Research and Management Company, filed with Post-Effective Amendment No. 131 and incorporated by reference herein

	(p)(9)	Code of Ethics of Advantus Capital Management, Inc., filed with Post-Effective Amendment No. 131 and incorporated by reference herein

  Item 24. Persons Controlled by or Under Common Control with the Fund: Not applicable

  Item 25. Indemnification

  Reference is made to Article VIII of the Registrant's Amended and Restated Declaration of Trust, dated December 10, 1992, filed with Post-Effective Amendment No. 71 and incorporated by reference herein.

  Registrant undertakes to carry out all indemnification provisions of its Articles of Incorporation, By-Laws, and the above-described contracts in accordance with the Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

  Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  Item 26. Business and Other Connections of Investment Adviser

  Information Regarding Adviser and Subadviser Under Advisory Arrangements. Reference is made to the Form ADV of each of Waddell & Reed Ivy Investment Company , the Adviser and Business Manager to fifteen series of the Trust, Mackenzie Financial Corporation, the adviser to Ivy Global Natural Resources Fund, Henderson Investment Management Limited, the subadviser to Ivy European Opportunities Fund and Ivy International Small Companies Fund, and Peter Cundill & Associates, Inc., the subadviser to Ivy Cundill Global Value Fund.

  The list required by this Item 26 of officers and directors of Waddell & Reed Ivy Investment Company, Mackenzie Financial Corporation, Henderson Investment Management Limited, and Peter Cundill & Associates, Inc., together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of each firm's respective Form ADV.

  Item 27. Principal Underwriters

(a)

  Ivy Funds Distributor, Inc. ("IFDI") (formerly known as Ivy Mackenzie Distributors, Inc.) 6300 Lamar Avenue, Shawnee Mission, Kansas 66202-4200, Registrant's distributor, is a subsidiary of Waddell & Reed Ivy Investment Company.

b)

  The information required by this Item 27 regarding each director, officer or partner of IFDI is incorporated by reference to Schedule A of Form BD filed by IFDI pursuant to the Securities Exchange Act of 1934.

(c)	Not applicable

  Item 28. Location of Accounts and Records

  The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act and rules promulgated thereunder are under the possession of:

  Mr. Theodore W. Howard and Ms. Kristen A. Richards, as officers of the Registrant
  6300 Lamar Avenue
  Post Office Box 29217
  Shawnee Mission KS 66201-9217

  Waddell & Reed Services Company
  6301 Glenwood
  Overland Park KS 66202

  UMB Bank, n.a.
  928 Grand Boulevard
  Kansas City MO 64106

  Item 29. Management Services: Not applicable.

  Item 30. Undertakings: Not applicable.

  NOTICE

  A copy of the Amended and Restated Agreement and Declaration of Trust of Ivy Fund is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by the Trust's Trustees as trustees and not individually and the obligations of or arising out of the instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

  POWER OF ATTORNEY

           KNOW ALL MEN BY THESE PRESENTS, That the undersigned, IVY FUNDS, INC. and IVY FUNDS (hereinafter each called the Fund), and certain trustees and officers for the Fund, do hereby constitute and appoint KEITH A. TUCKER, DANIEL C. SCHULTE and KRISTEN A. RICHARDS, and each of them individually, their true and lawful attorneys and agents to take any and all action and execute any and all instruments which said attorneys and agents may deem necessary or advisable to enable each Fund to comply with the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, and any rules, regulations, orders or other requirements of the United States Securities and Exchange Commission thereunder, in connection with the registration under the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, including specifically, but without limitation of the foregoing, power and authority to sign the names of each of such trustees and officers in his/her behalf as such trustee or officer as indicated below opposite his/her signature hereto, to any Registration Statement and to any amendment or supplement to the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, and to any instruments or documents filed or to be filed as a part of or in connection with such Registration Statement or amendment or supplement thereto; and each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

Date: February 11, 2004	/s/Henry J. Herrmann
Henry J. Herrmann, President

/s/Keith A. Tucker	Chairman of the Board	February 11, 2004
Keith A. Tucker

/s/Henry J. Herrmann	President and Trustee	February 11, 2004
Henry J. Herrmann

/s/Theodore W. Howard	Vice President and	February 11, 2004
Theodore W. Howard	Treasurer

/s/Jarold W. Boettcher	Trustee	February 11, 2004
Jarold W. Boettcher

/s/James D. Gressett	Trustee	February 11, 2004
James D. Gressett

/s/Joseph Harroz, Jr.	Trustee	February 11, 2004
Joseph Harroz, Jr.

/s/Glendon E. Johnson, Jr.	Trustee	February 11, 2004
Glendon E. Johnson, Jr.

/s/Eleanor B. Schwartz	Trustee	February 11, 2004
Eleanor B. Schwartz

/s/Michael G. Smith	Trustee	February 11, 2004
Michael G. Smith

/s/Edward M. Tighe	Trustee	February 11, 2004
Edward M. Tighe

  Attest:

  /s/Kristen A. Richards
  Kristen A. Richards
  Secretary

SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Overland Park, and State of Kansas, on the 29th day of April, 2005.

IVY FUNDS
(Registrant)

By /s/ Henry J. Herrmann
Henry J. Herrmann, President

           Pursuant to the requirements of the Securities Act of 1933, and/or the Investment Company Act of 1940, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title

/s/Keith A. Tucker*	Chairman of the Board
Keith A. Tucker

/s/Henry J. Herrmann	President and Trustee
Henry J. Herrmann

/s/Theodore W. Howard	Vice President and Treasurer
Theodore W. Howard

/s/Jarold W. Boettcher*	Trustee
Jarold W. Boettcher

/s/James D. Gressett*	Trustee
James D. Gressett

/s/Joseph Harroz, Jr.*	Trustee
Joseph Harroz, Jr.

/s/Glendon E. Johnson, Jr.*	Trustee
Glendon E. Johnson, Jr.

/s/Eleanor B. Schwartz*	Trustee
Eleanor B. Schwartz

/s/Michael G. Smith*	Trustee
Michael G. Smith

/s/Edward M. Tighe*	Trustee
Edward M. Tighe

*By: /s/Kristen A. Richards
Kristen A. Richards
Attorney-in-Fact

ATTEST: /s/Megan E. Bray
Megan E. Bray
Assistant Secretary